     WADDELL & REED ADVISORS
     FUNDS, INC.
        Waddell & Reed Advisors Accumulative Fund
        Waddell & Reed Advisors Bond Fund
        Waddell & Reed Advisors Income Fund
        Waddell & Reed Advisors Science and
        Technology Fund

     SEMIANNUAL
     REPORT
     ---------------------------------------
     For the six months ended June 30, 2000

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the Waddell & Reed Advisors Funds, Inc. current prospectus.

PRESIDENT'S LETTER
JUNE 30, 2000

Dear Shareholder,

We are delighted to share with you this report on your Fund's operations for the six months ended June 30, 2000.

The last six months marked an unusual and frenetic time for the markets and the economy. While the first quarter of 2000 was quite strong, especially for stocks in the technology sector, the second quarter brought a decline for those same stocks and a slowdown in the overheated U.S. economy. The slowdown was engineered by the Federal Reserve, which raised interest rates 25 basis points in both February and March, followed by a 50-basis-point increase in May.

The efforts at slowing the economy have apparently worked, although a parallel acceleration in inflation remains a possibility. As a result of the Fed's actions, the stock market didn't make much progress during the first half of the year -- in fact, it receded a bit. While the first few months of this year were strong, the last few months saw negative returns -- especially April and May.

Year-to-date, the technology-heavy Nasdaq Composite Index was down 2.54 percent, while the Nasdaq Industrial Index was down 5.91 percent. The performance of the two major indices was also down from January through June, as the Dow Jones Industrial Average declined 8.55 percent and the Standard & Poor's 500 was down
0.47 percent. One of the broadest indices, the Wilshire 5000, was also down for the first half of this year, declining 1.41 percent. The one positive return came in the smaller-company index, the Russell 2000 Index, which was up 3.07 percent.

Looking ahead, the market is still trying to find direction. Currently, statistics suggest that the economy has slowed significantly since the beginning of the year. The question remains, however, whether it has slowed enough to prevent any further interest rate increases by the Federal Reserve. Other factors that may affect the market during the remainder of the year include the presidential election, the high trade deficit and the implications of that deficit for the value of the U.S. dollar abroad.

Overall, investors have been rewarded well in recent years. Those who continue a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts. Just as we urge you not to become unduly concerned if the market moves downward in the near term, we would urge that you not become too exuberant when it moves higher in similarly short time periods.

It is impossible to predict with certainty where markets will go next, but one thing that remains certain is that a well-thought-out investment plan is essential. Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing commitment and support.

Respectfully,


Robert L. Hechler
President

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
WADDELL & REED ADVISORS ACCUMULATIVE FUND

PORTFOLIO STRATEGY:
Appreciation-oriented          GOALS:   To seek capital growth, with
  common stocks                         current income as a secondary objective.

                            STRATEGY:   Invests primarily in largely capitalized
                                        common stocks of U.S. and foreign
                                        companies.


                             FOUNDED:   1940

        SCHEDULED DIVIDEND FREQUENCY:   SEMIANNUALLY
                                        (JUNE AND DECEMBER)

PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Six Months Ended June 30, 2000
--------------------------------------

DIVIDEND PAID                    $0.01
                                 =====

NET ASSET VALUE ON
06/30/00                         $9.61
12/31/99                          9.14
                                 -----
CHANGE PER SHARE                 $0.47
                                 =====

Past performance is not necessarily an indication of future results.


TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 6-30-00               13.42%         20.34%
 5-year period ended 6-30-00               20.65%         22.08%
10-year period ended 6-30-00               15.23%         15.91%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On June 30, 2000, Waddell & Reed Advisors Accumulative Fund had net assets totaling $2,327,793,667 invested in a diversified portfolio of:

   97.79% Common Stocks
    2.21% Cash and Cash Equivalents


As a shareholder of Waddell & Reed Advisors Accumulative Fund, for every $100 you had invested on June 30, 2000, your Fund owned:

 $46.23  Manufacturing Stocks
  24.31  Finance, Insurance and Real Estate Stocks
  12.43  Services Stocks
   9.07 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
   5.33  Mining Stocks
   2.21  Cash and Cash Equivalents
   0.42  Wholesale and Retail Trade Stocks

THE INVESTMENTS OF WADDELL & REED ADVISORS ACCUMULATIVE FUND
JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS
Business Services - 5.76%
 BroadVision, Inc.*  .....................   500,000   $ 25,359,375
 Brocade Communications Systems, Inc.*  ..   150,000     27,482,812
 Electronic Data Systems Corporation  .... 1,432,000     59,070,000
 Phone.com, Inc.*  .......................   125,000      8,152,344
 Veritas Software Corp.*  ................   125,000     14,121,094
   Total .................................              134,185,625

Chemicals and Allied Products - 19.10%
 American Home Products Corporation  ..... 1,600,000     94,000,000
 Aphton Corporation*  ....................   150,000      3,867,187
 Aviron*  ................................   250,000      7,710,938
 Axys Pharmaceuticals, Inc.*  ............   500,000      2,984,375
 Bristol-Myers Squibb Company  ...........   500,000     29,125,000
 Dial Corporation (The)  ................. 1,500,000     15,562,500
 Forest Laboratories, Inc.*  ............. 1,188,300    120,018,300
 Mylan Laboratories Inc.  ................ 1,500,000     27,375,000
 OCCIDENTAL PETROLEUM CORPORATION  .......   700,000     14,743,750
 QLT Inc.*  ..............................   200,000     15,531,250
 Schering-Plough Corporation  ............ 2,250,300    113,640,150
   Total .................................              444,558,450

Communication - 6.52%
 ALLTEL Corporation  .....................   700,000     43,356,250
 EchoStar Communications Corporation,
   Class A*...............................   500,000     16,546,875
 Sprint Corporation - FON Group  ......... 1,800,000     91,800,000
   Total .................................              151,703,125

Depository Institutions - 5.00%
 Bank of America Corporation  ............ 1,100,000     47,300,000
 Chase Manhattan Corporation (The)  ...... 1,500,000     69,093,750
   Total .................................              116,393,750

Electric, Gas and Sanitary Services - 2.55%
 Duke Energy Corp.  ......................   200,000     11,275,000
 Dynegy Inc., Class A  ...................   300,000     20,493,750
 Energy East Corporation  ................   700,000     13,343,750
 Northern States Power Company  ..........   700,000     14,131,250
   Total .................................               59,243,750

Electronic and Other Electric Equipment - 6.58%
 Broadcom Corporation, Class A*  .........   175,000     38,314,063
 Maxim Integrated Products, Inc.* ........   200,000     13,581,250
 Nortel Networks Corporation  ............   500,000     34,125,000
 Texas Instruments Incorporated  .........   550,000     37,778,125
 Vitesse Semiconductor Corporation*  .....   400,000     29,437,500
   Total..................................              153,235,938


               See Notes to Schedules of Investments on page 10.

THE INVESTMENTS OF WADDELL & REED ADVISORS ACCUMULATIVE FUND
JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS (Continued)
Food and Kindred Products - 2.80%
 Flowers Industries, Inc.  ...............   750,000    $14,953,125
 General Mills, Inc.  ....................   450,000     17,212,500
 Keebler Foods Company  ..................   450,000     16,706,250
 Kellogg Company  ........................   550,000     16,362,500
   Total .................................               65,234,375

Health Services - 6.67%
 HCA - The Healthcare Company  ........... 2,000,000     60,750,000
 Health Management Associates, Inc.,
   Class A* .............................. 2,066,500     26,993,656
 Tenet Healthcare Corporation*  .......... 2,500,000     67,500,000
   Total .................................              155,243,656

Industrial Machinery and Equipment - 2.47%
 Baker Hughes Incorporated  .............. 1,000,000     32,000,000
 Compaq Computer Corporation  ............ 1,000,000     25,562,500
   Total .................................               57,562,500

Insurance Agents, Brokers and Service - 0.30%
 Gallagher (Arthur J.) & Co.  ............   168,300      7,068,600

Insurance Carriers - 14.66%
 Allmerica Financial Corporation  ........   500,000     26,187,500
 American General Corporation  ...........   800,000     48,800,000
 Aon Corporation  ........................ 2,000,000     62,125,000
 Everest Re Group, Ltd.  .................   869,400     28,581,525
 Liberty Corporation (The)  ..............   250,000     10,500,000
 Lincoln National Corporation  ........... 1,500,000     54,187,500
 Oxford Health Plans Inc.*  .............. 1,350,000     32,146,875
 SAFECO Corporation  ..................... 1,100,000     21,896,875
 St. Paul Companies, Inc. (The)  ......... 1,000,000     34,125,000
 Torchmark Corporation  ..................   916,800     22,633,500
   Total .................................              341,183,775

Nondepository Institutions - 4.35%
 CIT Group, Inc. (The), Class A  ......... 2,500,000     40,625,000
 Freddie Mac  ............................ 1,500,000     60,750,000
   Total .................................              101,375,000

Oil and Gas Extraction - 5.33%
 USX Corporation - Marathon Group  ....... 2,700,000     67,668,750
 Unocal Corporation  ..................... 1,700,000     56,312,500
   Total .................................              123,981,250


               See Notes to Schedules of Investments on page 10.

THE INVESTMENTS OF WADDELL & REED ADVISORS ACCUMULATIVE FUND
JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS (Continued)
Petroleum and Coal Products - 13.39%
 Amerada Hess Corporation  ...............   250,000   $ 15,437,500
 BP Amoco p.l.c., ADR  ................... 2,000,000    113,125,000
 Conoco Inc., Class B  ...................   700,000     17,193,750
 Exxon Mobil Corporation  ................ 1,300,000    102,050,000
 Texaco Inc.  ............................ 1,200,000     63,900,000
   Total .................................              311,706,250

Transportation Equipment - 1.89%
 Federal-Mogul Corporation  .............. 2,000,000     19,125,000
 Lockheed Martin Corporation  ............ 1,000,000     24,812,500
   Total .................................               43,937,500

Wholesale Trade -- Nondurable Goods - 0.42%
 Enron Corp.  ............................   150,000      9,675,000

TOTAL COMMON STOCKS - 97.79%                         $2,276,288,544
 (Cost: $2,263,782,048)

TOTAL SHORT-TERM SECURITIES - 0.44%                     $10,379,744
 (Cost: $10,379,744)

TOTAL INVESTMENT SECURITIES - 98.23%                 $2,286,668,288
 (Cost: $2,274,161,792)

CASH AND OTHER ASSETS, NET OF LIABILITIES -  1.77%       41,125,379

NET ASSETS - 100.00%                                 $2,327,793,667


Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

WADDELL & REED ADVISORS ACCUMULATIVE FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(In Thousands)

Assets
  Investment securities --
     at value (Notes 1 and 3) .................   $2,286,668
  Cash  .......................................            1
  Receivables:
     Investment securities sold ...............       49,086
     Dividends and interest ...................        1,543
     Fund shares sold .........................        1,246
  Prepaid insurance premium  ..................           31
                                                  ----------
     Total assets .............................    2,338,575
                                                  ----------

Liabilities
  Payable for investment
     securities purchased .....................        6,026
  Payable to Fund shareholders  ...............        3,892
  Accrued service fee (Note 2)  ...............          446
  Accrued transfer agency and
     dividend disbursing (Note 2) .............          243
  Accrued distribution fee (Note 2)  ..........           50
  Accrued management fee (Note 2)  ............           43
  Accrued accounting services fee (Note 2)  ...            8
  Accrued shareholder servicing -- Class Y (Note 2)        1
  Other   .....................................           72
                                                  ----------
     Total liabilities ........................       10,781
                                                  ----------
       Total net assets   .....................   $2,327,794
                                                  ==========

WADDELL & REED ADVISORS ACCUMULATIVE FUND
STATEMENT OF ASSETS AND LIABILITIES                         (Continued)
JUNE 30, 2000
(In Thousands, Except
for Per Share Amounts)
Net Assets
  $1.00 par value capital stock:
     Capital stock ............................   $  242,351
     Additional paid-in capital ...............    1,494,653
  Accumulated undistributed income:
     Accumulated undistributed
       net investment income  .................        5,005
     Accumulated undistributed net
       realized gain on investment
       transactions  ..........................      573,295
     Net unrealized appreciation
       of investments  ........................       12,490
                                                  ----------
       Net assets applicable to outstanding
          units of capital ....................   $2,327,794
                                                  ==========
Net asset value per share
  (net assets divided by
  shares outstanding):
  Class A  ....................................        $9.61
  Class B  ....................................        $9.54
  Class C  ....................................        $9.54
  Class Y  ....................................        $9.61
Capital shares outstanding:
  Class A  ....................................      240,513
  Class B  ....................................        1,128
  Class C  ....................................          176
  Class Y  ....................................          534
Capital shares authorized .....................      500,000
                       See notes to financial statements.

WADDELL & REED ADVISORS ACCUMULATIVE FUND
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 2000
(In Thousands)

Investment Income
  Income (Note 1B):
     Dividends (net of foreign withholding
       taxes of $26)  .........................      $14,254
     Interest and amortization ................        2,701
                                                    --------
       Total income  ..........................       16,955
                                                    --------
  Expenses (Note 2):
     Investment management fee ................        7,800
     Service fees:
       Class A  ...............................        2,647
       Class B  ...............................            8
       Class C  ...............................            1
     Transfer agency and dividend disbursing:
       Class A  ...............................        1,249
       Class B  ...............................           13
       Class C  ...............................            2
     Distribution fees:
       Class A  ...............................          185
       Class B  ...............................           25
       Class C  ...............................            4
     Custodian fees ...........................           57
     Accounting services fee...................           50
     Audit fees ...............................           10
     Legal fees ...............................            9
     Shareholder servicing -- Class Y..........            4
     Other ....................................          106
                                                    --------
       Total expenses  ........................       12,170
                                                    --------
          Net investment income ...............        4,785
                                                    --------

WADDELL & REED ADVISORS ACCUMULATIVE FUND
STATEMENT OF OPERATIONS                                     (Continued)
For the Six Months Ended JUNE 30, 2000
(In Thousands)
Realized and Unrealized
  Gain (Loss) on Investments (Notes 1 and 3)
  Realized net gain on securities  ............      493,991
  Realized net gain on foreign
     currency transactions ....................          341
                                                    --------
     Realized net gain
       on investments  ........................      494,332
  Unrealized depreciation in value of investments
     during the period ........................     (382,329)
                                                    --------
       Net gain on investments  ...............      112,003
                                                    --------
          Net increase in net assets
            resulting from operations .........     $116,788
                                                    ========


                       See notes to financial statements.

WADDELL & REED ADVISORS ACCUMULATIVE FUND
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)
                                       For the sixFor the fiscal
                                      months ended  year ended
                                          June 30,December 31,
                                              2000        1999
Increase in Net Assets                ------------------------
  Operations:
     Net investment income ..........   $    4,785  $    5,976
     Realized net gain
       on investments  ..............      494,332     265,407
     Unrealized appreciation
       (depreciation)  ..............     (382,329)    201,521
                                        ----------  ----------
       Net increase in net assets
          resulting from operations .      116,788     472,904
                                        ----------  ----------
  Distributions to shareholders
     from (Note 1E):*
     Net investment income:
       Class A  .....................       (2,668)     (5,519)
       Class B  .....................          ---         ---
       Class C  .....................          ---         ---
       Class Y  .....................          (11)        (20)
     Realized net gains on
       investment transactions:
       Class A  .....................          ---    (250,533)
       Class B  .....................          ---        (223)
       Class C  .....................          ---         (34)
       Class Y  .....................          ---        (530)
                                        ----------  ----------
                                            (2,679)   (256,859)
                                        ----------  ----------
  Capital share transactions (Note 5)      (40,924)    170,527
                                        ----------  ----------
     Total increase .................       73,185     386,572
Net Assets
  Beginning of period  ..............    2,254,609   1,868,037
                                        ----------  ----------
  End of period  ....................   $2,327,794  $2,254,609
                                        ==========  ==========
     Undistributed net investment
       income  ......................       $5,005      $2,558
                                            ======      ======

*See "Financial Highlights" on pages 16 - 19.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS ACCUMULATIVE FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                  For the
                 six months  For the fiscal year ended December 31,
                    ended    --------------------------------------
                   6/30/00     1999   1998    1997   1996    1995
                 ----------   -----  -----   -----  -----   -----
Net asset value,
 beginning of period  $9.14   $8.28  $7.77   $7.75  $7.78   $6.58
                       ----   ----    ----   ----    ----   ----
Income from investment
 operations:
 Net investment
   income ..........   0.02    0.03   0.10    0.10   0.11    0.11
 Net realized and
   unrealized gain on
   investments .....   0.46    2.01   1.60    2.14   0.82    2.12
                      ----    ----   ----    ----   ----    ----
Total from investment
 operations  .......   0.48    2.04   1.70    2.24   0.93    2.23
                      ----    ----   ----    ----   ----    ----
Less distributions:
 From net investment
   income ..........  (0.01)  (0.03) (0.11)  (0.09) (0.11)  (0.11)
 From capital gains   (0.00)  (1.15) (1.08)  (2.13) (0.85)  (0.92)
                      ----    ----   ----    ----   ----    ----
Total distributions   (0.01)  (1.18) (1.19)  (2.22) (0.96)  (1.03)
                      ----    ----   ----    ----   ----    ----
Net asset value,
 end of period  ....  $9.61   $9.14  $8.28   $7.77  $7.75   $7.78
                      ====    ====   ====    ====   ====    ====
Total return* ......   5.26%  25.72% 22.62%  29.58% 12.18%  34.21%
Net assets, end of
 period (in millions)$2,310  $2,247 $1,864  $1,595 $1,285  $1,206
Ratio of expenses to
 average net assets    1.03%** 0.98%  0.88%   0.82%  0.83%   0.80%
Ratio of net investment
 income to average
 net assets  .......   0.41%** 0.30%  1.12%   1.16%  1.34%   1.42%
Portfolio turnover
 rate  ............. 197.08% 372.35%373.78% 313.99%240.37% 229.03%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS ACCUMULATIVE FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                   For the
                   For the          period
                       six            from
                    months         10/4/99*
                     ended         through
                   6/30/00         12/31/99
                  ---------        -------
Net asset value,
 beginning of period $9.12          $8.43
                      ----           ----
Income from investment
 operations:
 Net investment loss (0.01)         (0.01)
 Net realized and
   unrealized gain
   on investments ..  0.43           1.85
                      ----           ----
Total from investment
 operations  .......  0.42           1.84
                      ----           ----
Less distributions:
 From net investment
   income .......... (0.00)         (0.00)
 From capital gains  (0.00)         (1.15)
                      ----           ----
Total distributions  (0.00)         (1.15)
                      ----           ----
Net asset value,
 end of period  .... $9.54          $9.12
                      ====           ====
Total return .......  4.61%         22.89%
Net assets, end of
 period (in
 millions)  ........   $11             $3
Ratio of expenses to
 average net assets   2.07%**        2.24%**
Ratio of net investment
 loss to average
 net assets  ....... -0.57%**       -1.40%**
Portfolio turnover
 rate  ............. 197.08%        372.35%**

 *Commencement of operations.
**Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS ACCUMULATIVE FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                   For the
                   For the          period
                       six            from
                    months         10/6/99*
                     ended         through
                   6/30/00         12/31/99
                  ---------        -------
Net asset value,
 beginning of period $9.12          $8.53
                      ----           ----
Income from investment
 operations:
 Net investment loss (0.01)         (0.01)
 Net realized and
   unrealized gain
   on investments ..  0.43           1.75
                      ----           ----
Total from investment
 operations  .......  0.42           1.74
                      ----           ----
Less distributions:
 From net investment
   income .......... (0.00)         (0.00)
 From capital gains  (0.00)         (1.15)
                      ----           ----
Total distributions  (0.00)         (1.15)
                      ----           ----
Net asset value,
 end of period  .... $9.54          $9.12
                      ====           ====
Total return .......  4.61%         21.45%
Net assets, end of
 period (in
 thousands)  ....... $1,682           $347
Ratio of expenses to
 average net assets    2.18%**        2.28%**
Ratio of net investment
 loss to average
 net assets  .......  -0.69%**       -1.35%**
Portfolio turnover
 rate  ............. 197.08%        372.35%**

 *Commencement of operations.
**Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS ACCUMULATIVE FUND
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                   For the                                For the
                       six        For the fiscal year      period
                    months         ended December 31,        from
                     ended---------------------------------7/11/95* to
                   6/30/00    1999   1998    1997   199612/31/95
                   -------   -----  -----   -----   ---- -------
Net asset value,
 beginning of period $9.14  $8.28   $7.77  $7.75   $7.78     $7.84
                      ----    ----   ----    ----   ----    ----
Income from investment
 operations:
 Net investment income0.03   0.04    0.12   0.11    0.12     0.05
 Net realized and
   unrealized gain
   on investments ..  0.46    2.01   1.59    2.14   0.82    0.87
                      ----    ----   ----    ----   ----    ----
Total from investment
 operations  .......  0.49    2.05   1.71    2.25   0.94    0.92
                      ----    ----   ----    ----   ----    ----
Less distributions:
 From net investment
   income .......... (0.02)  (0.04) (0.12)  (0.10) (0.12)  (0.06)
 From capital gains  (0.00)  (1.15) (1.08)  (2.13) (0.85)  (0.92)
                      ----    ----   ----    ----   ----    ----
Total distributions  (0.02)  (1.19) (1.20)  (2.23) (0.97)  (0.98)
                      ----    ----   ----    ----   ----    ----
Net asset value,
 end of period  ....  $9.61   $9.14  $8.28   $7.77  $7.75   $7.78
                      ====    ====   ====    ====   ====    ====
Total return .......   5.37%  25.95% 22.79%  29.67% 12.27%  11.92%
Net assets, end of
 period (in
 millions)  ........     $5      $5     $4      $4     $3      $1
Ratio of expenses to
 average net assets    0.84%**0.80%   0.75%  0.75%   0.74%    0.76%**
Ratio of net investment
 income to average
 net assets  .......   0.61%** 0.49%  1.21%   1.22%  1.45%   1.24%**
Portfolio turnover
 rate  ............. 197.08% 372.35%373.78% 313.99%240.37% 229.03%**

 *Commencement of operations.
**Annualized.

                       See notes to financial statements.

SHAREHOLDER SUMMARY
----------------------------------------------------------------------
WADDELL & REED ADVISORS BOND FUND

PORTFOLIO STRATEGY:
Corporate and government        GOAL:   To seek a reasonable return
bonds                                   with emphasis on preservation of
                                        capital.
Maximum 10% non-debt
  securities                STRATEGY:   Invests primarily in domestic debt
                                        securities usually of investment grade
                                        (rated BBB and higher by Standard &
                                        Poor's and Baa and higher by Moody's
                                        Investors Service, Inc.).

                             FOUNDED:   1964

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Six Months Ended June 30, 2000
--------------------------------------

DIVIDENDS PAID                   $0.18
                                 =====

NET ASSET VALUE ON
  06/30/00                       $5.98
  12/31/99                        5.97
                                ------
CHANGE PER SHARE                 $0.01
                                ======

Past performance is not necessarily an indication of future results.


TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 6-30-00               -2.23%          3.74%
 5-year period ended 6-30-00                4.64%          5.88%
10-year period ended 6-30-00                7.11%          7.75%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On June 30, 2000, Waddell & Reed Advisors Bond Fund had net assets totaling $496,112,570 invested in a diversified portfolio of:

   94.97% Bonds
    5.03% Cash and Cash Equivalents

As a shareholder of Waddell & Reed Advisors Bond Fund, for every $100 you had invested on June 30, 2000, your Fund owned:

Bonds:
 Corporate                 $53.72
 U.S. Government            33.80
 Other Government            7.45
Cash and Cash Equivalents    5.03

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 2.15%
 Procter & Gamble Company (The),
   8.0%, 9-1-24 ..........................    10,000    $10,666,700

Communication - 4.42%
 Bell Atlantic Financial Services, Inc.,
   7.6%, 3-15-07 .........................     2,250      2,245,410
 BellSouth Capital Funding Corporation,
   7.875%, 2-15-30 .......................     1,875      1,878,319
 BellSouth Telecommunications, Inc.,
   5.85%, 11-15-45 .......................     3,000      2,989,500
 Cox Trust II,
   7.0%, 8-16-04 .........................     2,500      2,441,250
 Deutsche Telekom International Finance B.V.,
   8.25%, 6-15-30 ........................     2,000      2,037,500
 Jones Intercable, Inc.,
   9.625%, 3-15-02 .......................     2,500      2,550,550
 Tele-Communications, Inc.,
   8.35%, 2-15-05 ........................     7,500      7,776,450
   Total .................................               21,918,979

Depository Institutions - 11.61%
 AmSouth Bancorporation,
   6.75%, 11-1-25 ........................     6,500      6,189,950
 Chevy Chase Savings Bank, F.S.B.,
   9.25%, 12-1-05 ........................     1,500      1,410,000
 First Union Corporation:
   6.824%, 8-1-26 ........................     7,500      7,297,275
   6.55%, 10-15-35 .......................     4,500      4,263,795
 ING Groep N.V.,
   5.5%, 5-11-05 (A) .....................  EUR4,000      3,797,647
 Kansallis-Osake-Pankki,
   10.0%, 5-1-02 .........................    $6,000      6,246,780
 National Westminster Bank plc,
   7.375%, 10-1-09 .......................     4,250      4,130,533
 NationsBank Corporation,
   8.57%, 11-15-24 .......................     5,000      5,371,250
 SouthTrust Bank of Alabama, National Association:
   5.58%, 2-6-06 .........................     7,800      7,732,140
   7.69%, 5-15-25 ........................     5,000      5,171,750
 Sovereign Bancorp, Inc.,
   8.0%, 3-15-03 .........................     2,000      1,885,000
 Wachovia Corporation,
   6.605%, 10-1-25 .......................     4,250      4,077,365
   Total .................................               57,573,485


               See Notes to Schedules of Investments on page 32.

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Electric, Gas and Sanitary Services - 6.14%
 California Infrastructure and Economic Development
   Bank, Special Purpose Trust:
   PG&E-1,
   6.42%, 9-25-08 ........................    $5,000     $4,857,050
   SCE-1,
   6.38%, 9-25-08 ........................     5,000      4,839,050
 Cleveland Electric Illuminating Co. (The),
   9.5%, 5-15-05 .........................     4,000      4,047,440
 Entergy Arkansas, Inc.,
   7.5%, 8-1-07 ..........................     3,750      3,665,513
 Korea Electric Power Corporation,
   6.375%, 12-1-03 .......................     2,500      2,374,050
 Niagara Mohawk Power Corporation,
   7.375%, 7-1-03 ........................     4,159      4,102,148
 TXU Eastern Funding Company,
   6.45%, 5-15-05 ........................     3,250      3,026,855
 Union Electric Co.,
   8.25%, 10-15-22 .......................     3,500      3,576,755
   Total .................................               30,488,861

Electronic and Other Electric Equipment - 1.85%
 Motorola, Inc.,
   8.4%, 8-15-31 .........................     8,500      9,195,810

Finance, Taxation and Monetary Policy - 0.48%
 Banco Nacional de Comercio Exterior, S.N.C.,
   7.25%, 2-2-04 .........................     2,500      2,375,000

Food and Kindred Products - 2.17%
 Anheuser-Busch Companies, Inc.,
   7.0%, 9-1-05 ..........................     3,000      2,923,470
 Coca-Cola Enterprises Inc.,
   6.7%, 10-15-36 ........................     5,500      5,373,775
 Coca-Cola FEMSA, S.A. de C.V.,
   8.95%, 11-1-06 ........................     2,500      2,478,125
   Total .................................               10,775,370

General Merchandise Stores - 1.13%
 Fred Meyer, Inc.:
   7.15%, 3-1-03 .........................     3,750      3,671,287
   7.45%, 3-1-08 .........................     2,000      1,907,500
   Total .................................                5,578,787

Health Services - 0.98%
 Tenet Healthcare Corporation,
   7.875%, 1-15-03 .......................     5,000      4,862,500


               See Notes to Schedules of Investments on page 32.

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Holding and Other Investment Offices - 2.44%
 Bay Apartment Communities, Inc.,
   6.5%, 1-15-05 .........................    $3,000     $2,823,120
 GRUMA, S.A. de C.V.,
   7.625%, 10-15-07.......................     3,500      2,996,875
 NBD Bank, National Association,
   8.25%, 11-1-24 ........................     6,000      6,289,860
   Total .................................               12,109,855

Industrial Machinery and Equipment - 1.23%
 Coltec Industries Inc.,
   7.5%, 4-15-08 .........................     2,500      2,356,000
 International Business Machines Corporation,
   5.375%, 3-31-05(A) ....................  EUR4,000      3,757,257
   Total .................................                6,113,257

Insurance Carriers - 0.02%
 Reliance Group Holdings, Inc.,
   9.0%, 11-15-00 ........................    $  150        117,000

Nondepository Institutions - 9.05%
 Asset Securitization Corporation,
   7.49%, 4-14-29 ........................     6,000      6,005,400
 CHYPS CBO 1997-1 Ltd.,
   6.72%, 1-15-10 (B) ....................     8,500      7,854,510
 Equicon Loan Trust,
   7.3%, 2-18-13 .........................     4,571      4,513,744
 General Electric Capital Corporation,
   7.5%, 5-15-05 .........................     2,250      2,273,085
 General Motors Acceptance Corporation:
   5.5%, 2-2-05(A) .......................  EUR3,750      3,515,849
   8.875%, 6-1-10 ........................    $5,500      5,931,530
 IMC Home Equity Loan Trust,
   6.9%, 1-20-22 .........................     4,500      4,466,250
 Norse CBO, Ltd. and Norse CBO, Inc.,
   6.515%, 8-13-10 (B) ...................     3,750      3,482,812
 Residential Asset Securities Corporation,
   8.0%, 10-25-24 ........................     2,074      2,080,547
 Westinghouse Electric Corporation,
   8.875%, 6-14-14 .......................     4,500      4,778,100
   Total .................................               44,901,827

Oil and Gas Extraction - 1.18%
 Mitchell Energy & Development Corp.,
   9.25%, 1-15-02 ........................       165        167,237


               See Notes to Schedules of Investments on page 32.

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
JUNE 30, 2000
                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Oil and Gas Extraction (Continued)
 Oryx Energy Company,
   10.0%, 4-1-01 .........................    $3,500     $3,557,820
 Pemex Finance Ltd.,
   5.72%, 11-15-03 .......................     2,188      2,104,682
   Total .................................                5,829,739

Paper and Allied Products - 2.06%
 Canadian Pacific Forest Products Ltd.,
   9.25%, 6-15-02 ........................     4,500      4,572,990
 Champion International Corporation,
   6.4%, 2-15-26 .........................     6,100      5,663,118
   Total .................................               10,236,108

Petroleum and Coal Products - 1.15%
 Pemex Finance Ltd. and Petroleos Mexicanos,
   9.03%, 2-15-11 (B) ....................     1,750      1,780,572
 YPF Sociedad Anoima,
   8.0%, 2-15-04 .........................     4,000      3,923,960
   Total .................................                5,704,532

Printing and Publishing - 1.21%
 Quebecor Printing Capital Corporation,
   6.5%, 8-1-27 ..........................     6,500      6,005,935

Railroad Transportation - 0.99%
 CSX Corporation,
   6.95%, 5-1-27 .........................     5,000      4,925,600

Security and Commodity Brokers - 1.07%
 Salomon Inc.,
   3.65%, 2-14-02 ........................     5,000      5,295,750

Stone, Clay and Glass Products - 1.72%
 Cemex, S.A. de C.V.,
   9.5%, 9-20-01 .........................     3,500      3,535,000
 Owens-Illinois, Inc.,
   7.15%, 5-15-05.........................     3,250      2,970,890
 USG Corporation,
   9.25%, 9-15-01 ........................     2,000      2,024,900
   Total .................................                8,530,790

Transportation Equipment - 0.15%
 Federal-Mogul Corporation,
   7.75%, 7-1-06 .........................     1,000        735,000

Transportation Services - 0.21%
 TOLLROAD INVESTMENT PARTNERSHIP
   SERIES II,,
   0.0%, 2-15-09 (B) .....................     2,000      1,047,500
               See Notes to Schedules of Investments on page 32.

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
United States Postal Service - 0.31%
 Postal Square Limited Partnership,
   6.5%, 6-15-22 .........................   $ 1,667     $1,546,531

TOTAL CORPORATE DEBT SECURITIES - 53.72%               $266,534,916
 (Cost: $274,717,404)

OTHER GOVERNMENT SECURITIES
Canada - 5.85%
 Hydro-Quebec:
   8.05%, 7-7-24 .........................     9,000      9,545,130
   8.4%, 3-28-25 .........................     5,150      5,494,226
 Province de Quebec:
   5.67%, 2-27-26 ........................     9,200      9,108,368
   6.29%, 3-6-26 .........................     5,000      4,898,350
   Total .................................               29,046,074

Korea - 0.50%
 Korea Development Bank (The),
   7.9%, 2-1-02 ..........................     2,500      2,497,700

Supranational - 1.10%
 Inter-American Development Bank,
   8.4%, 9-1-09 ..........................     5,000      5,439,450

TOTAL OTHER GOVERNMENT SECURITIES - 7.45%               $36,983,224
 (Cost: $36,505,566)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   7.5%, 2-15-07 .........................     4,116      4,132,979
   6.5%, 9-25-18 .........................     2,000      1,920,000
   7.0%, 1-15-19 .........................     2,000      1,973,120
   7.5%, 4-15-19 .........................    10,797     10,837,065
   6.25%, 1-15-21 ........................    12,000     11,606,160
   7.5%, 3-15-29 .........................     4,000      4,035,000
   7.5%, 9-15-29 .........................     1,586      1,556,768
 Federal National Mortgage Association:
   8.25%, 11-1-04 ........................     1,810      1,820,500
   7.0%, 7-25-06 .........................     6,487      6,468,781
   6.09%, 4-1-09 .........................     4,437      4,082,863
   0.0%, 2-12-18 .........................     4,500      1,328,355
   7.0%, 9-25-20 .........................     2,000      1,975,000
   6.5%, 8-25-21 .........................     2,500      2,402,725
   7.0%, 8-25-21 .........................    10,000      9,853,100
   7.0%, 6-1-24 ..........................     5,693      5,495,734
   6.0%, 12-1-28 .........................     6,382      5,839,511


               See Notes to Schedules of Investments on page 32.

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES (Continued)
 Government National Mortgage Association:
   7.5%, 7-15-23 .........................     2,646      2,634,031
   7.5%, 12-15-23 ........................     2,929      2,915,820
   8.0%, 9-15-25 .........................     3,997      4,059,230
   7.0%, 7-20-27 .........................       235        227,238
   7.0%, 9-20-27 .........................     3,840      3,713,790
   7.5%, 7-15-29 .........................     4,444      4,412,108
   7.75%, 10-15-31 .......................     1,956      1,963,528
 Tennessee Valley Authority,
   5.88%, 4-1-36 .........................   $ 5,500    $ 5,244,965
 United States Department of Veterans Affairs,
   Guaranteed Remic Pass-Through Certificates,
   Vendee Mortgage Trust:
   1998-1 Class 2-B,
   7.0%, 6-15-19 .........................       750        744,135
   1999-2 Class 1-B,
   6.5%, 7-15-19 .........................     5,500      5,298,865
   1999-2 Class 3-B,
   6.5%, 2-15-20 .........................     4,000      3,857,480
   2000-1 Class 2-C,
   7.25%, 11-15-21 .......................     2,250      2,196,562
   2000-2 Class 2-D,
   7.5%, 9-15-26 .........................     4,500      4,433,895
 United States Treasury:
   6.625%, 3-31-02 .......................     4,000      4,010,640
   7.5%, 2-15-05 .........................     6,500      6,812,780
   6.5%, 8-15-05 .........................    14,750     14,902,073
   11.25%, 2-15-15 .......................     7,250     10,690,342
   6.125%, 11-15-27 ......................    14,250     14,218,793

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 33.80%                                   $167,663,936
 (Cost: $169,640,105)

TOTAL SHORT-TERM SECURITIES - 4.24%                     $21,022,611
 (Cost: $21,022,611)

TOTAL INVESTMENT SECURITIES - 99.21%                   $492,204,687
 (Cost: $501,885,687)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.79%         3,907,883

NET ASSETS - 100.00%                                   $496,112,570


               See Notes to Schedules of Investments on page 32.

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
JUNE 30, 2000

Notes to Schedules of Investments

(A) Principal amounts are denominated in the indicated foreign currency, where applicable (EUR -- Euro).

(B) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the value of these securities amounted to $14,165,394 or 2.86% of net assets.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

WADDELL & REED ADVISORS BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(In Thousands)

Assets
  Investment securities --
     at value (Notes 1 and 3) .................     $492,205
  Cash  .......................................            1
  Receivables:
     Dividends and interest ...................        7,520
     Fund shares sold .........................          543
  Prepaid insurance premium  ..................           14
                                                    --------
     Total assets  ............................      500,283
                                                    --------
Liabilities
  Payable for investment securities purchased          1,999
  Payable to Fund shareholders  ...............        1,930
  Accrued service fee (Note 2)  ...............           89
  Accrued transfer agency and
     dividend disbursing (Note 2) .............           87
  Accrued distribution fee (Note 2)  ..........           10
  Accrued management fee (Note 2)  ............            7
  Accrued accounting services fee (Note 2)  ...            5
  Accrued shareholder servicing -- Class Y (Note 2)      ---*
  Other  ......................................           43
                                                    --------
     Total liabilities ........................        4,170
                                                    --------
       Total net assets  ......................     $496,113
                                                    ========

*Not shown due to rounding.

WADDELL & REED ADVISORS BOND FUND
STATEMENT OF ASSETS AND LIABILITIES                         (Continued)
JUNE 30, 2000
(In Thousands, Except for Per Share Amounts)

Net Assets
  $1.00 par value capital stock:
     Capital stock ............................     $ 82,992
     Additional paid-in capital................      444,062
  Accumulated undistributed
     income (loss):
     Accumulated undistributed net
       investment income  .....................          460
     Accumulated undistributed net realized
       loss on investment transactions  .......      (21,723)
     Net unrealized depreciation of
       investments  ...........................       (9,678)
                                                    --------
       Net assets applicable to outstanding units
          of capital ..........................     $496,113
                                                    ========
Net asset value per share
  (net assets divided by
  shares outstanding):
  Class A  ....................................        $5.98
  Class B  ....................................        $5.98
  Class C  ....................................        $5.98
  Class Y  ....................................        $5.98
Capital shares outstanding:
  Class A  ....................................       81,500
  Class B  ....................................          864
  Class C  ....................................          165
  Class Y  ....................................          463
Capital shares authorized .....................      240,000


                       See notes to financial statements.

WADDELL & REED ADVISORS BOND FUND
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 2000
(In Thousands)

Investment Income
  Interest and amortization (Note 1B)  ........      $17,242
                                                    --------
  Expenses (Note 2):
     Investment management fee ................        1,288
     Service fees:
       Class A  ...............................          559
       Class B  ...............................            4
       Class C  ...............................            1
     Transfer agency and dividend disbursing:
       Class A  ...............................          520
       Class B  ...............................            6
       Class C  ...............................            1
     Distribution fees:
       Class A  ...............................           51
       Class B  ...............................           13
       Class C  ...............................            2
     Accounting services fee...................           30
     Audit fees ...............................            9
     Custodian fees ...........................            7
     Legal fees ...............................            2
     Shareholder servicing -- Class Y .........            2
     Other ....................................           50
                                                    --------
       Total expenses  ........................        2,545
                                                    --------
          Net investment income ...............       14,697
                                                    --------
Realized and Unrealized
  Gain (Loss) on Investments (Notes 1 and 3)
  Realized net loss on securities  ............       (2,639)
  Realized net loss on foreign
     currency transactions ....................          (17)
                                                    --------
     Realized net loss on investments .........       (2,656)
  Unrealized appreciation in value of
     investments during the period.............        3,158
                                                    --------
       Net gain on investments  ...............          502
                                                    --------
          Net increase in net assets
            resulting from operations  ........      $15,199
                                                    ========


                       See notes to financial statements.

WADDELL & REED ADVISORS BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
 (In Thousands)
                                       For the sixFor the fiscal
                                      months ended  year ended
                                          June 30,December 31,
                                              2000        1999
                                      ------------------------
Decrease in Net Assets
  Operations:
     Net investment income ..........    $  14,697 $    30,664
     Realized net loss
       on investments  ..............       (2,656)       (593)
     Unrealized appreciation
       (depreciation)  ..............        3,158     (36,307)
                                        ----------  ----------
       Net increase (decrease) in net
          assets resulting
          from operations ...........       15,199      (6,236)
                                        ----------  ----------
  Distributions to shareholders
     from nNet investment income (Note 1E):*
       Class A  .....................      (14,278)    (30,472)
       Class B  .....................          (83)         (9)
       Class C  .....................          (14)         (1)
       Class Y  .....................          (82)       (148)
                                        ----------  ----------
                                           (14,457)    (30,630)
                                        ----------  ----------
  Capital share transactions (Note 5)      (10,123)    (14,788)
                                        ----------  ----------
     Total decrease  ................       (9,381)    (51,654)
Net Assets
  Beginning of period  ..............      505,494     557,148
                                        ----------  ----------
  End of period  ....................     $496,113    $505,494
                                        ==========  ==========
     Undistributed net investment
       income  ......................         $460        $237
                                            ======      ======

                 *See "Financial Highlights" on pages 38 - 41.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                  For the
                 six months  For the fiscal year ended December 31,
                    ended    --------------------------------------
                   6/30/00     1999   1998    1997   1996    1995
                 ----------   -----  -----   -----  -----   -----
Net asset value,
 beginning of period $5.97   $6.39  $6.32   $6.14  $6.34   $5.62
                      ----    ----   ----    ----   ----    ----
Income from investment
 operations:
 Net investment income0.18    0.35   0.38    0.39   0.39    0.40
 Net realized and
   unrealized gain
   (loss) on
   investments .....  0.01   (0.42)  0.07    0.19  (0.20)   0.72
                      ----    ----   ----    ----   ----    ----
Total from investment
 operations  .......   0.19   (0.07)  0.45    0.58   0.19    1.12
                      ----    ----   ----    ----   ----    ----
Less distributions from
 net investment income(0.18)  (0.35) (0.38)  (0.40) (0.39)  (0.40)
                      ----    ----   ----    ----   ----    ----
Net asset value,
 end of period  .... $5.98   $5.97  $6.39   $6.32  $6.14   $6.34
                     =====   =====  =====   =====  =====   =====
Total return* ......  3.16%  -1.08%  7.27%   9.77%  3.20%  20.50%
Net assets, end of
 period (in
 millions)  ........  $487    $501   $551    $524   $519    $563
Ratio of expenses to
 average net assets   1.03%** 0.95%  0.84%  0.77%   0.77%   0.74%
Ratio of net investment
 income to average
 net assets  .......   5.99%** 5.72%  5.88%   6.34%  6.34%   6.54%
Portfolio turnover
 rate  .............  14.14%  34.12% 33.87%  35.08% 55.74%  66.38%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                   For the
                   For the          period
                       six            from
                    months         9/9/99*
                     ended         through
                   6/30/00         12/31/99
                  ---------        -------
Net asset value,
 beginning of period $5.97          $6.05
                      ----           ----
Income from investment
 operations:
 Net investment income0.15           0.10
 Net realized and
   unrealized gain (loss)
   on investments ..  0.01          (0.08)
                      ----           ----
Total from investment
 operations  .......  0.16           0.02
                      ----           ----
Less distributions from
 net investment income(0.15)         (0.10)
                      ----           ----
Net asset value,
 end of period  .... $5.98          $5.97
                      ====           ====
Total return .......  2.71%          0.30%
Net assets, end of
 period (in
 millions)  ........    $5             $2
Ratio of expenses to
 average net assets   1.92%**        1.91%**
Ratio of net investment
 income to average
 net assets  .......  5.11%**        4.93%**
Portfolio turnover
 rate  ............. 14.14%         34.12%**

 *Commencement of operations.
**Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS BOND FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                   For the
                   For the          period
                       six            from
                    months         9/9/99*
                     ended         through
                   6/30/00         12/31/99
                  ---------        -------
Net asset value,
 beginning of period $5.96          $6.05
                      ----           ----
Income from investment
 operations:
 Net investment income0.15           0.10
 Net realized and
   unrealized gain (loss)
   on investments ..  0.02          (0.09)
                      ----           ----
Total from investment
 operations  .......  0.17           0.01
                      ----           ----
Less distributions from
 net investment income(0.15)         (0.10)
                      ----           ----
Net asset value,
 end of period  .... $5.98          $5.96
                      ====           ====
Total return .......  2.81%          0.13%
Net assets, end of
 period (in
 thousands)  .......  $989           $289
Ratio of expenses to
 average net assets   2.00%**        1.98%**
Ratio of net investment
 income to average
 net assets  .......  5.03%**        4.87%**
Portfolio turnover
 rate  ............. 14.14%         34.12%**

 *Commencement of operations.
**Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                   For the
                       six            For the fiscal year For the
                    months             ended December 31,period from
                     ended-------------------------------- 6/19/95* to
                   6/30/00     1999   1998    1997   1996 12/31/95
                   -------    -----  -----   -----   ---- ---------
Net asset value,
 beginning of period $5.97   $6.39  $6.32   $6.14  $6.34   $6.11
                      ----    ----   ----    ----   ----    ----
Income from investment
 operations:
 Net investment income0.18   0.40    0.39   0.42    0.40     0.21
 Net realized and
   unrealized gain (loss)
   on investments ..  0.01   (0.45)  0.07    0.17  (0.20)   0.22
                      ----    ----   ----    ----   ----    ----
Total from investment
 operations  .......  0.19   (0.05)  0.46    0.59   0.20    0.43
                      ----    ----   ----    ----   ----    ----
Less distributions from
 net investment income(0.18) (0.37)  (0.39) (0.41)  (0.40)    (0.20)
                      ----    ----   ----    ----   ----    ----
Net asset value,
 end of period  ....  $5.98   $5.97  $6.39   $6.32  $6.14   $6.34
                      ====    ====   ====    ====   ====    ====
Total return .......   3.30%  -0.81%  7.54%   9.91%  3.35%   7.20%
Net assets, end of
 period (in
 millions)  ........     $3      $2     $6      $5    $12      $3
Ratio of expenses to
 average net assets    0.72%**0.69%   0.61%  0.64%   0.62%    0.63%**
Ratio of net investment
 income to average
 net assets  .......   6.30%** 6.00%  6.10%   6.48%  6.52%   6.41%**
Portfolio turnover
 rate  .............  14.14%  34.12% 33.87%  35.08% 55.74%  66.38%**

 *Commencement of operations.
**Annualized.

                       See notes to financial statements.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
WADDELL & REED ADVISORS INCOME FUND

PORTFOLIO STRATEGY:
Investment quality             GOALS:   To seek capital growth and
common stocks                           income.

                            STRATEGY:   Invests primarily in the common stocks
                                        of large U.S. and foreign companies that have the potential for capital appreciation or that the Fund's investment manager expects to resist market decline.

                             FOUNDED:   1940

        SCHEDULED DIVIDEND FREQUENCY:   QUARTERLY
                                        (MARCH, JUNE, SEPTEMBER, DECEMBER)

PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Six Months Ended June 30, 2000
--------------------------------------

DIVIDENDS PAID                   $0.01
                                 =====

NET ASSET VALUE ON
  06/30/00                       $9.09
  12/31/99                        8.13
                                 -----
CHANGE PER SHARE                 $0.96
                                 =====

Past performance is not necessarily an indication of future results.


TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 6-30-00               14.95%         21.96%
 5-year period ended 6-30-00               20.20%         21.63%
10-year period ended 6-30-00               16.15%         16.84%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On June 30, 2000, Waddell & Reed Advisors Income Fund had net assets totaling $8,964,825,867 invested in a diversified portfolio of:

   97.46% Common Stocks
    2.19% Cash and Cash Equivalents
    0.35% Preferred Stock




As a shareholder of Waddell & Reed Advisors Income Fund, for every $100 you had invested on June 30, 2000, your Fund owned:

 $49.39  Manufacturing Stocks
  11.99  Finance, Insurance and Real Estate Stocks
  10.02  Wholesale and Retail Trade Stocks
   9.84  Services Stocks
   8.27 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
   6.50  Mining Stocks
   2.19  Cash and Cash Equivalents
   1.45  Miscellaneous Investing Institutions Stocks
   0.35  Preferred Stock

THE INVESTMENTS OF WADDELL & REED ADVISORS INCOME FUND
JUNE 30, 2000

                                              Shares          Value

COMMON STOCKS
Amusement and Recreation Services - 1.33%
 Walt Disney Company (The)  .............. 3,061,000  $ 118,805,062

Building Materials and Garden Supplies - 0.50%
 Home Depot, Inc. (The)  .................   891,300     44,509,294

Business Services - 6.90%
 America Online, Inc.*  .................. 1,007,000     53,119,250
 Citrix Systems, Inc.*  .................. 2,366,800     44,895,238
 Clear Channel Communications, Inc.*  .... 1,420,000    106,500,000
 Microsoft Corporation*  ................. 3,403,000    272,133,656
 Oracle Corporation*  .................... 1,089,000     91,510,031
 Veritas Software Corp.*  ................   447,000     50,497,031
   Total .................................              618,655,206

Chemicals and Allied Products - 20.55%
 Air Products and Chemicals, Inc.  ....... 2,051,700     63,218,006
 American Home Products Corporation  ..... 1,937,900    113,851,625
 Biogen, Inc.*  ..........................   557,100     35,915,541
 Bristol-Myers Squibb Company  ...........   817,000     47,590,250
 Dow Chemical Company (The)  ............. 4,175,000    126,032,813
 du Pont (E.I.) de Nemours and Company  .. 2,300,000    100,625,000
 Forest Laboratories, Inc.*  ............. 1,658,600    167,518,600
 Johnson & Johnson  ...................... 1,400,000    142,625,000
 Merck & Co., Inc.  ...................... 1,806,300    138,407,738
 Pfizer Inc.  ............................ 7,125,250    342,012,000
 Pharmacia Corporation  .................. 5,413,500    279,810,281
 QLT Inc.*  .............................. 1,043,000     80,995,469
 Schering-Plough Corporation  ............ 4,034,800    203,757,400
   Total .................................            1,842,359,723

Communication - 8.27%
 Cox Communications, Inc., Class A*  ..... 3,001,800    136,769,512
 General Motors Corporation, Class H* ... 759,700 66,663,675 Nippon Telegraph and Telephone
   Corporation (A) .......................     4,675     62,110,148
 SBC Communications Inc.  ................ 3,744,000    161,928,000
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ............................... 6,704,000    134,289,500
 Vodafone Airtouch Public Limited
   Company, ADR .......................... 2,250,000     93,234,375
 Worldcom, Inc.*  ........................ 1,888,100     86,675,591
   Total .................................              741,670,801

Depository Institutions - 3.74%
 Bank of America Corporation  ............ 2,562,000    110,166,000
 Chase Manhattan Corporation (The)  ...... 1,899,000     87,472,688
 Citigroup Inc.  ......................... 2,287,500    137,821,875
   Total .................................              335,460,563


               See Notes to Schedules of Investments on page 50.

THE INVESTMENTS OF WADDELL & REED ADVISORS INCOME FUND
JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS (Continued)
Electronic and Other Electric Equipment - 11.64%
 Analog Devices, Inc.*  .................. 1,675,800    127,360,800
 General Electric Company  ............... 3,306,000    175,218,000
 Intel Corporation  ...................... 1,924,000    257,154,625
 Nokia Oyj (A)  .......................... 3,600,000    183,607,165
 Nortel Networks Corporation  ............ 1,689,000    115,274,250
 Rambus Inc.*  ........................... 1,795,400    184,926,200
   Total .................................            1,043,541,040

Fabricated Metal Products - 0.61%
 Gillette Company (The)  ................. 1,569,900     54,848,381

Food Stores - 4.22%
 Kroger Co. (The)*  ......................11,442,000    252,439,125
 Safeway Inc.*  .......................... 2,783,000    125,582,875
   Total .................................              378,022,000

Furniture and Fixtures - 0.21%
 Lear Corporation*  ......................   955,400     19,108,000

Furniture and Home Furnishings Stores - 1.90%
 Best Buy Co., Inc.*  ....................   777,000     49,145,250
 Circuit City Stores, Inc. - Circuit
   City Group ............................ 3,647,000    121,034,813
   Total .................................              170,180,063

General Merchandise Stores - 1.88%
 Target Corporation  ..................... 1,627,000     94,366,000
 Wal-Mart Stores, Inc.  .................. 1,282,000     73,875,250
   Total .................................              168,241,250

Holding and Other Investment Offices - 1.45%
 ABB Ltd. (A)  ........................... 1,086,070    129,983,552

Industrial Machinery and Equipment - 8.52%
 Baker Hughes Incorporated  .............. 4,949,000    158,368,000
 Cisco Systems, Inc.*  ................... 1,874,000    119,057,562
 Dell Computer Corporation*  ............. 3,130,000    154,445,938
 EMC Corporation*  ....................... 2,604,000    200,345,250
 International Business Machines
   Corporation ........................... 1,200,000    131,475,000
   Total .................................              763,691,750

Instruments and Related Products - 2.31%
 Guidant Corporation*  ................... 2,400,000    118,800,000
 Medtronic, Inc.  ........................   941,000     46,873,562
 Raytheon Company, Class A  .............. 2,135,981     41,518,131
   Total .................................              207,191,693


               See Notes to Schedules of Investments on page 50.

THE INVESTMENTS OF WADDELL & REED ADVISORS INCOME FUND
JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS (Continued)
Insurance Carriers - 2.70%
 American International Group, Inc.  ..... 1,146,187    134,676,972
 Chubb Corporation (The)  ................ 1,742,600    107,169,900
   Total .................................              241,846,872

Motion Pictures - 1.61%
 Time Warner Incorporated  ............... 1,895,000    144,020,000

Nondepository Institutions - 5.02%
 Associates First Capital Corporation,
   Class A ............................... 5,925,070    132,203,124
 Fannie Mae  ............................. 3,004,000    156,771,250
 Freddie Mac  ............................ 3,986,000    161,433,000
   Total .................................              450,407,374

Oil and Gas Extraction - 6.50%
 Anadarko Petroleum Corporation  ......... 3,630,000    179,004,375
 Burlington Resources Incorporated  ...... 3,700,000    141,525,000
 Schlumberger Limited  ................... 2,472,000    184,473,000
 Transocean Sedco Forex Inc.  ............ 1,461,661     78,107,510
   Total .................................              583,109,885

Paper and Allied Products - 0.98%
 International Paper Company  ............ 2,946,000     87,827,625

Petroleum and Coal Products - 2.92%
 Exxon Mobil Corporation  ................ 1,672,720    131,308,520
 Royal Dutch Petroleum Company, NY Shares                 2,120,000
 130,512,500
   Total .................................              261,821,020

Primary Metal Industries - 0.95%
 Alcoa Incorporated  ..................... 2,938,000     85,202,000

Security and Commodity Brokers - 0.53%
 Charles Schwab Corporation (The)  ....... 1,414,500     47,562,562

Transportation Equipment - 0.70%
 Lockheed Martin Corporation  ............ 2,539,000     62,998,938

Wholesale Trade - Nondurable Goods - 1.52%
 Cardinal Health, Inc.  ..................   900,000     66,600,000
 Enron Corp.  ............................ 1,081,000     69,724,500
   Total .................................              136,324,500

TOTAL COMMON STOCKS - 97.46%                         $8,737,389,154
 (Cost: $5,536,747,474)


               See Notes to Schedules of Investments on page 50.

THE INVESTMENTS OF WADDELL & REED ADVISORS INCOME FUND
JUNE 30, 2000

                                              Shares        Value

PREFERRED STOCK - 0.35%
Communication
 Cox Communications, Inc., 7.0% Convertible                 505,800
 $31,075,087
 (Cost: $25,290,000)

TOTAL SHORT-TERM SECURITIES - 2.47%                    $221,343,671
 (Cost: $221,343,671)

TOTAL INVESTMENT SECURITIES - 100.28%                $8,989,807,912
 (Cost: $5,783,381,145)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.28%)     (24,982,045)

NET ASSETS - 100.00%                                 $8,964,825,867


Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)  Listed on an exchange outside the United States.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

WADDELL & REED ADVISORS INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(In Thousands)

Assets
  Investment securities --
     at value (Notes 1 and 3) .................   $8,989,808
  Cash  .......................................            1
  Receivables:
     Investment securities sold ...............       51,450
     Dividends and interest ...................        6,039
     Fund shares sold .........................        5,095
  Prepaid insurance premium  ..................           46
                                                  ----------
     Total assets .............................    9,052,439
                                                  ----------
Liabilities
  Payable for investment securities purchased         69,477
  Payable to Fund shareholders  ...............       14,697
  Accrued service fee (Note 2)  ...............        1,719
  Accrued transfer agency and
     dividend disbursing (Note 2) .............        1,001
  Accrued management fee (Note 2)  ............          138
  Accrued distribution fee (Note 2)  ..........          113
  Accrued shareholder servicing -- Class Y (Note 2)       27
  Accrued accounting services fee (Note 2)  ...            8
  Other  ......................................          433
                                                  ----------
     Total liabilities ........................       87,613
                                                  ----------
       Total net assets   .....................   $8,964,826
                                                  ==========

WADDELL & REED ADVISORS INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES                         (Continued)
JUNE 30, 2000
(In Thousands, Except for Per Share Amounts)
Net Assets
  $1.00 par value capital stock:
     Capital stock ............................   $  985,914
     Additional paid-in capital ...............    3,411,942
  Accumulated undistributed income:
     Accumulated undistributed net
       investment income  .....................        1,312
     Accumulated undistributed net ....realized
       gain on investment transactions ........    1,359,286
     Net unrealized appreciation of
       investments  ...........................    3,206,372
                                                  ----------
       Net assets applicable to  ...outstanding
          units of capital ....................   $8,964,826
                                                  ==========
Net asset value per share
  (net assets divided by
  shares outstanding):
  Class A  ....................................        $9.09
  Class B  ....................................        $9.05
  Class C  ....................................        $9.04
  Class Y  ....................................        $9.09
Capital shares outstanding:
  Class A  ....................................      954,865
  Class B  ....................................        5,429
  Class C  ....................................        1,138
  Class Y  ....................................       24,482
Capital shares authorized .....................    1,950,000
                       See notes to financial statements.

WADDELL & REED ADVISORS INCOME FUND
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 2000
(In Thousands)

Investment Income
  Income (Note 1B):
     Dividends (net of foreign withholding
       taxes of $279) .........................      $40,105
     Interest and amortization ................        5,969
                                                    --------
       Total income  ..........................       46,074
                                                    --------
  Expenses (Note 2):
     Investment management fee.................       24,593
     Service fees:
       Class A  ...............................        9,637
       Class B  ...............................           38
       Class C  ...............................            7
     Transfer agency and dividend disbursing:
       Class A  ...............................        5,233
       Class B  ...............................           64
       Class C  ...............................           12
     Distribution fees:
       Class A  ...............................          656
       Class B  ...............................          113
       Class C  ...............................           20
     Custodian fees ...........................          387
     Shareholder servicing -- Class Y .........          183
     Accounting services fee...................           50
     Legal fees ...............................           37
     Audit fees ...............................           11
     Other ....................................          330
                                                    --------
       Total expenses  ........................       41,371
                                                    --------
          Net investment income ...............        4,703
                                                    --------

WADDELL & REED ADVISORS INCOME FUND
STATEMENT OF OPERATIONS                                    (Continued)
For the Six Months Ended JUNE 30, 2000
(In Thousands)

Realized and Unrealized
  Gain (Loss) on Investments (Notes 1 and 3)
  Realized net gain on securities  ............      999,119
  Realized net loss on foreign
     currency transactions ....................         (537)
                                                    --------
     Realized net gain on investments .........      998,582
  Unrealized depreciation in value
     of investments during the period..........      (34,154)
                                                    --------
       Net gain on investments  ...............      964,428
                                                    --------
          Net increase in net assets
            resulting from operations .........     $969,131
                                                    ========
                       See notes to financial statements.

WADDELL & REED ADVISORS INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)
                                       For the sixFor the fiscal
                                      months ended  year ended
                                          June 30,December 31,
                                              2000        1999
                                      ------------------------
Increase in Net Assets
  Operations:
     Net investment income ..........   $    4,703  $   76,012
     Realized net gain
       on investments  ..............      998,582     835,942
     Unrealized appreciation
       (depreciation)  ..............      (34,154)    317,336
                                        ----------  ----------
       Net increase in net  ...assets
          resulting from operations .      969,131   1,229,290
                                        ----------  ----------
  Distributions to shareholders
     from (Note 1E):*
     Net investment income:
       Class A  .....................       (6,785)    (77,099)
       Class B  .....................          ---         ---
       Class C  .....................          ---         ---
       Class Y  .....................         (443)     (4,135)
     Realized net gains on
       investment transactions:
       Class A  .....................          ---    (486,908)
       Class B  .....................          ---        (607)
       Class C  .....................          ---         (66)
       Class Y  .....................          ---     (16,884)
                                        ----------  ----------
                                            (7,228)   (585,699)
                                        ----------  ----------
  Capital share transactions (Note 5)     (396,211)    (11,758)
                                        ----------  ----------
     Total increase .................      565,692     631,833
Net Assets
  Beginning of period  ..............    8,399,134   7,767,301
                                        ----------  ----------
  End of period  ....................   $8,964,826  $8,399,134
                                        ==========  ==========
     Undistributed net investment
       income  ......................       $1,312      $4,374
                                            ======      ======

*See "Financial Highlights" on pages 56 - 59.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS INCOME FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:*

                  For the
                 six months  For the fiscal year ended December 31,
                    ended    --------------------------------------
                   6/30/00     1999   1998    1997   1996    1995
                 ----------   -----  -----   -----  -----   -----
Net asset value,
 beginning of period $8.13   $7.52  $7.59   $6.58  $5.79   $4.67
                      ----    ----   ----   -----  -----   -----
Income from investment
 operations:
 Net investment income0.01    0.08   0.20    0.06   0.07    0.07
 Net realized and
   unrealized gain on
   investments .....  0.96    1.13   1.66    1.73   1.10    1.30
                      ----    ----  -----   -----  -----   -----
Total from investment
 operations  .......  0.97    1.21   1.86    1.79   1.17    1.37
                      ----    ----  -----   -----  -----   -----
Less distributions:
 From net investment
   income .......... (0.01)  (0.08) (0.19)  (0.06) (0.06)  (0.07)
 From capital gains  (0.00)  (0.52) (1.74)  (0.72) (0.32)  (0.18)
                      ----    ----  -----   -----  -----   -----
Total distributions  (0.01)  (0.60) (1.93)  (0.78) (0.38)  (0.25)
                      ----    ----  -----   -----  -----   -----
Net asset value,
 end of period  .... $9.09   $8.13  $7.52   $7.59  $6.58   $5.79
                    ======  ====== ======  ====== ======  ======
Total return** ..... 11.90%  16.41% 24.02%  27.34% 20.36%  29.60%
Net assets, end of
 period (in
 millions)  ........$8,683  $8,102 $7,368  $6,196 $4,851  $3,976
Ratio of expenses to
 average net assets   0.96%***0.94%  0.89%   0.84%  0.86%   0.83%
Ratio of net investment
 income to average
 net assets  .......   0.11%***0.94%  1.11%   0.74%  1.03%   1.31%
Portfolio turnover
 rate  .............  27.89%  53.79% 49.29%  33.59% 22.24%  17.59%

  *Per-share amounts have been adjusted retroactively to reflect the 400% stock dividend effected June 26, 1998.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS INCOME FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                   For the
                   For the          period
                       six            from
                    months         10/4/99*
                     ended         through
                   6/30/00         12/31/99
                  ---------        -------
Net asset value,
 beginning of period $8.13          $7.77
                      ----           ----
Income from investment
 operations:
 Net investment loss (0.02)         (0.00)
 Net realized and
   unrealized gain
   on investments ..  0.94           0.88
                      ----           ----
Total from investment
 operations  .......  0.92           0.88
                      ----           ----
Less distributions:
 From net investment
   income .......... (0.00)         (0.00)
 From capital gains  (0.00)         (0.52)
                      ----           ----
Total distributions  (0.00)         (0.52)
                      ----           ----
Net asset value,
 end of period  .... $9.05          $8.13
                      ====           ====
Total return ....... 11.32%         11.53%
Net assets, end of
 period (in
 millions)  ........   $49            $13
Ratio of expenses to
 average net assets   2.02%**        2.18%**
Ratio of net investment
 loss to average
 net assets  ....... -0.97%**       -0.59**
Portfolio turnover
 rate  ............. 27.89%         53.79%**

 *Commencement of operations.
**Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS INCOME FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                   For the
                   For the          period
                       six            from
                    months         10/4/99*
                     ended         through
                   6/30/00         12/31/99
                  ---------        -------
Net asset value,
 beginning of period $8.13          $7.77
                      ----           ----
Income from investment
 operations:
 Net investment loss (0.02)         (0.00)
 Net realized and
   unrealized gain
   on investments ..  0.93           0.88
                      ----           ----
Total from investment
 operations  .......  0.91           0.88
                      ----           ----
Less distributions:
 From net investment
   income .......... (0.00)         (0.00)
 From capital gains  (0.00)         (0.52)
                      ----           ----
Total distributions  (0.00)         (0.52)
                      ----           ----
Net asset value,
 end of period  .... $9.04          $8.13
                      ====           ====
Total return ....... 11.19%         11.53%
Net assets, end of
 period (in
 millions)  ........   $10             $1
Ratio of expenses to
 average net assets   2.05%**        2.23%**
Ratio of net investment
 loss to average
 net assets  ....... -1.01%**       -0.63%**
Portfolio turnover
 rate  ............. 27.89%         53.79%**

 *Commencement of operations.
**Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS INCOME FUND
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:*

                   For the
                       six       For the fiscal year        For the
                    months          ended December 31,     period from
                     ended   ----------------------------  6/19/95** to
                   6/30/00     1999   1998    1997   1996  12/31/95
                   -------    -----  -----   -----   ----  -----------
Net asset value,
 beginning of period $8.13   $7.52  $7.59   $6.58  $5.79    5.55
                     -----   -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment income0.02    0.10   0.24    0.07   0.07    0.04
 Net realized and
   unrealized gain
   on investments ..  0.96    1.13   1.66    1.73   1.11    0.42
                     -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......  0.98    1.23   1.90    1.80   1.18    0.46
                     -----   -----  -----   -----  -----   -----
Less distributions:
 From net investment
   income .......... (0.02)  (0.10) (0.23)  (0.07) (0.07)  (0.04)
 From capital gains  (0.00)  (0.52) (1.74)  (0.72) (0.32)  (0.18)
                     -----   -----  -----   -----  -----   -----
Total distributions  (0.02)  (0.62) (1.97)  (0.79) (0.39)  (0.22)
                     -----   -----  -----   -----  -----   -----
Net asset value,
 end of period  .... $9.09   $8.13  $7.52   $7.59  $6.58   $5.79
                     =====   =====  =====   =====  =====   =====
Total return ....... 12.01%  16.67% 24.27%  27.49% 20.53%   8.45%
Net assets, end of
 period (in
 millions)  ........  $223    $283   $399    $299   $151    $107
Ratio of expenses to
 average net assets   0.73%***0.73%  0.71%   0.72%  0.73%   0.74%***
Ratio of net investment
 income to average
 net assets  .......  0.33%***1.18%  1.29%   0.85%  1.17%   1.36%***
Portfolio turnover
 rate  ............. 27.89%  53.79% 49.29%  33.59% 22.24%  17.59%***

  *Per-share amounts have been adjusted retroactively to reflect the 400% stock dividend effected June 26, 1998.
 **Commencement of operations.
***Annualized.

                       See notes to financial statements.

SHAREHOLDER SUMMARY
----------------------------------------------------------------------
WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND

PORTFOLIO STRATEGY:
Technology-related              GOAL:   To seek long-term capital
stocks                                  growth.

Generally at least 80%      STRATEGY:   Concentrates its investments
in science or technology                primarily in the equity
securities                              securities of of U.S. and foreign
                                        science and technology companies.
                                        Science and technology companies are
                                        companies whose products, processes or
                                        services, in the Fund's investment
                                        manager's opinion, are being or are
                                        expected to be significantly benefited
                                        by the use or commercial application of
                                        scientific or technological decelopments or discoveries.

                             FOUNDED:   1950

        SCHEDULED DIVIDEND FREQUENCY:   SEMIANNUALLY
                                        (JUNE AND DECEMBER)

PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Six Months Ended June 30, 2000
-------------------------------------------

NET ASSET VALUE ON
  06/30/00                      $18.02
  12/31/99                       18.43
                                ------
CHANGE PER SHARE                $(0.41)
                                ======

Past performance is not necessarily an indication of future results.


TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 6-30-00               52.03%         61.30%
 5-year period ended 6-30-00               33.27%         34.85%
10-year period ended 6-30-00               24.50%         25.24%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On June 30, 2000, Waddell & Reed Advisors Science and Technology Fund had net assets totaling $3,935,753,367 invested in a diversified portfolio of:

   75.60% Common Stocks
   24.40% Cash and Cash Equivalents


As a shareholder of Waddell & Reed Advisors Science and Technology Fund, for every $100 you had invested on June 30, 2000, your Fund owned:

 $45.14  Manufacturing Stocks
  24.40  Cash and Cash Equivalents
  21.38  Services Stocks
   6.62 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
   1.44  Mining Stocks
   1.02  Finance, Insurance and Real Estate Stocks

THE INVESTMENTS OF WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS
Business Services - 17.29%
 Acxiom Corporation*  ....................   600,000   $ 16,762,500
 America Online, Inc.*  .................. 1,160,500     61,216,375
 BroadVision, Inc.*  ..................... 1,169,400     59,310,506
 Clear Channel Communications, Inc.*  ....   547,300     41,047,500
 DoubleClick Inc.*  ......................   158,700      6,050,438
 Electronic Data Systems Corporation  ....   876,400     36,151,500
 Getty Images, Inc.*  ....................   547,500     20,308,828
 HNC Software Inc.*  .....................   600,000     37,125,000
 Intuit Inc.*  ........................... 1,286,400     53,144,400
 Microsoft Corporation*  .................   700,000     55,978,125
 Oracle Corporation*  ....................   814,000     68,401,438
 TMP Worldwide Inc.*  ....................   595,600     43,944,112
 Veritas Software Corp.*  ................ 1,142,900    129,111,984
 Yahoo! Inc.*  ...........................   420,900     52,152,141
   Total .................................              680,704,847

Chemicals and Allied Products - 7.27%
 Bristol-Myers Squibb Company  ...........   699,500     40,745,875
 Forest Laboratories, Inc.*  .............   779,000     78,679,000
 Pfizer Inc.  ............................ 2,212,500    106,200,000
 QLT Inc.*  ..............................   111,100      8,627,609
 Schering-Plough Corporation  ............ 1,024,600     51,742,300
   Total .................................              285,994,784

Communication - 6.62%
 BellSouth Corporation  ..................   800,000     34,100,000
 COLT Telecom Group plc, ADR*  ...........   307,700     41,529,884
 Cox Communications, Inc., Class A*  .....   820,000     37,361,250
 EchoStar Communications Corporation,
   Class A* .............................. 1,664,300     55,077,928
 Nextel Communications, Inc.*  ...........   800,000     48,925,000
 Telefonos de Mexico, S.A. de C.V., ADR . 398,000 22,735,750 Vodafone Airtouch Public Limited
   Company, ADR ..........................   500,000     20,718,750
   Total .................................              260,448,562

Depository Institutions - 1.02%
 Concord EFS, Inc.*  ..................... 1,550,000    $40,300,000

Electronic and Other Electric Equipment - 21.43%
 Analog Devices, Inc.*  .................. 1,138,800     86,548,800
 Broadcom Corporation, Class A*  .........   573,200    125,494,975
 Gemstar International Group Limited*  ... 1,166,000     71,672,563
 General Electric Company  ...............   975,000     51,675,000
 Intel Corporation  ......................   461,500     61,682,359
 JDS Uniphase Corporation*  ..............   753,500     90,302,266


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS (Continued)
Electronic and Other Electric Equipment (Continued)
 Maxim Integrated Products, Inc.*  .......   560,500     38,061,453
 Micron Technology, Inc.*  ...............   440,000     38,747,500
 Nokia Corporation, Series A, ADR  ....... 1,275,300     63,685,294
 Nortel Networks Corporation  ............   720,000     49,140,000
 PMC - Sierra Inc.*  .....................   234,000     41,571,562
 Rambus Inc.*  ........................... 1,211,200    124,753,600
   Total .................................              843,335,372

Engineering and Management Services - 3.32%
 Incyte Pharmaceuticals, Inc.*  ..........   900,000     73,940,625
 Paychex, Inc.  .......................... 1,350,000     56,700,000
   Total .................................              130,640,625

Industrial Machinery and Equipment - 9.99%
 Apple Computer, Inc.*  ..................   894,000     46,795,313
 Applied Materials, Inc.*  ...............   789,700     71,591,241
 Cisco Systems, Inc.*  ................... 1,501,800     95,411,231
 Cooper Cameron Corporation*  ............   257,300     16,981,800
 Dell Computer Corporation*  .............   833,100     41,108,278
 EMC Corporation*  .......................   573,900     44,154,431
 Extreme Networks, Inc.*  ................   300,000     31,546,875
 Sun Microsystems, Inc.*  ................   500,000     45,484,375
   Total .................................              393,073,544

Instruments and Related Products - 3.61%
 Agilent Technologies, Inc.*  ............   136,884     10,095,229
 Guidant Corporation*  ...................   862,400     42,688,800
 Medtronic, Inc.  ........................   800,000     39,850,000
 Teradyne, Inc.*  ........................   671,200     49,333,200
   Total .................................              141,967,229

Motion Pictures - 0.77%
 Time Warner Incorporated  ...............   400,000     30,400,000

Oil and Gas Extraction - 1.44%
 Apache Corporation  .....................   663,400     39,016,213
 Schlumberger Limited  ...................   237,500     17,723,437
   Total .................................               56,739,650

Transportation Equipment - 2.84%
 Boeing Company (The)  ...................   960,000     40,140,000
 General Dynamics Corporation*  ..........   670,100     35,012,725
 Lockheed Martin Corporation  ............ 1,469,800     36,469,413
   Total .................................              111,622,138

TOTAL COMMON STOCKS - 75.60%                         $2,975,226,751
 (Cost: $1,260,537,979)


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES
Commercial Paper
 Auto Repair, Services and Parking - 0.51%
 PHH Corp.,
   6.77%, 7-18-00 ........................   $20,000    $19,936,061

 Chemicals and Allied Products - 1.27%
 Air Products and Chemicals, Inc.:
   6.79%, 7-6-00 .........................    25,000     24,943,417
   6.79%, 7-13-00 ........................    25,000     24,976,425
   Total .................................               49,919,842

 Communication - 1.90%
 AT&T Corp.,
   6.5%, 7-13-00 .........................    20,000     19,956,667
 Bell Atlantic Network Funding Corp.:
   6.74%, 7-5-00 .........................    11,695     11,686,242
   6.53%, 7-25-00 ........................     8,129      8,093,612
 Dominion Resources Inc.,
   6.84%, 7-11-00 ........................    10,000      9,981,000
 U S West Communications Inc.:
   6.8%, 7-11-00 .........................    15,000     14,971,666
   6.8%, 7-18-00 .........................    10,000      9,967,889
   Total .................................               74,657,076

 Depository Institutions - 1.83%
 Canadian Imperial Bank of Commerce - NY,
   6.58%, 7-12-00 ........................    35,000     35,000,000
 Dresdner U.S. Finance Inc.,
   6.49%, 7-10-00 ........................    17,180     17,152,126
 Societe Generale N.A. Inc.,
   6.52%, 7-10-00 ........................    20,000     19,967,400
   Total .................................               72,119,526

 Electric, Gas and Sanitary Services - 5.13%
 Bay State Gas Co.,
   6.51%, 7-12-00 ........................    26,250     26,197,785
 Carolina Power & Light Co.,
   6.52%, 7-6-00 .........................    24,293     24,271,001
 Commonwealth Edison Co.,
   6.8%, 7-20-00 .........................    10,312     10,274,991
 Detroit Edison Co.,
   7.0%, 7-14-00 .........................     5,000      4,987,361


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Electric, Gas and Sanitary Services (Continued)
 Georgia Power Co.,
   6.55%, 7-17-00 ........................    18,125     18,072,236
 National Fuel Gas Co.,
   6.57%, 7-11-00 ........................     6,000      5,989,050
 PS Colorado Credit Corp.,
   6.9%, 7-10-00 .........................    15,155     15,128,858
 Public Service Electric & Gas Co.:
   7.05%, 7-12-00 ........................    16,300     16,264,887
   6.8%, 7-19-00 .........................    22,000     21,925,200
 Puget Sound Energy Inc.,
   6.87%, 7-26-00 ........................    23,750     23,636,693
 Reliant Energy Inc.,
   7.17%, 7-6-00 .........................    20,000     19,980,083
 Wisconsin Electric Power Co.,
   6.51%, 7-13-00 ........................    15,250     15,216,908
   Total .................................              201,945,053

 Electronic and Other Electric Equipment - 0.51%
 Whirlpool Corp.,
   6.75%, 7-19-00 ........................    20,000     19,932,500

 Fabricated Metal Products - 0.56%
 Danaher Corporation,
   6.6738%, Master Note ..................    22,246     22,246,000

 Food and Kindred Products - 0.93%
 Conagra Inc.:
   6.7%, 7-11-00 .........................     9,555      9,537,217
   6.7%, 7-13-00 .........................    17,000     16,962,033
 General Mills, Inc.,
   6.5288%, Master Note ..................    10,240     10,240,000
   Total .................................               36,739,250

 General Merchandise Stores - 0.55%
 Wal-Mart Stores, Inc.
   6.5%, 7-11-00 .........................    21,750     21,710,729

 Industrial Machinery and Equipment - 0.76%
 Deere & Co.,
   6.56%, 7-20-00 ........................    15,000     14,948,067
 Ingersoll-Rand Company,
   6.87%, 7-13-00 ........................    15,000     14,965,650
   Total .................................               29,913,717


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Instruments and Related Products - 0.46%
 Honeywell International Inc.,
   6.62%, 7-24-00 ........................    18,000     17,923,870

 Insurance Carriers - 0.43%
 SAFECO Credit Co. Inc.:
   6.83%, 7-12-00 ........................    12,000     11,974,957
   6.9%, 8-1-00 ..........................     5,000      4,970,291
   Total .................................               16,945,248

 Miscellaneous Retail - 0.25%
 Toys "R" Us Inc.,
   6.9%, 7-28-00 .........................    10,000      9,948,250

 Nondepository Institutions - 0.64%
 General Electric Capital Corporation,
   6.6%, 7-12-00 .........................     3,010      3,003,930
 Paccar Financial Corp.,
   6.57%, Master Note ....................       454        454,000
 Transamerica Finance Corp.:
   6.62%, 7-7-00 .........................    15,000     14,983,450
   6.635%, 7-18-00 .......................     6,600      6,579,321
   Total .................................               25,020,701

 Paper and Allied Products - 2.16%
 Champion International Corporation,
   6.8%, 7-6-00 ..........................    12,700     12,688,005
 International Paper Company:
   7.2%, 7-3-00 ..........................     2,553      2,551,979
   6.99%, 7-12-00 ........................    30,000     29,930,100
 Westvaco Corp.:
   6.8%, 7-20-00 .........................    20,000     19,928,222
   6.87%, 7-24-00 ........................    20,000     19,912,217
   Total                                                 85,010,523

 Printing and Publishing - 1.69%
 American Greetings Corp.:
   6.52%, 7-10-00 ........................    24,000     23,960,880
   6.6%, 7-11-00 .........................    17,000     16,968,833
 Tribune Co.,
   6.65%, 8-3-00 .........................    25,830     25,672,545
   Total .................................               66,602,258


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Security and Commodity Brokers - 0.38%
 Merrill Lynch & Co. Inc.,
   6.53%, 7-17-00 ........................    15,000     14,956,200

 Transportation Equipment - 0.63%
 Dana Corp.:
   6.82%, 7-5-00 .........................    10,000      9,992,422
   6.97%, 7-24-00 ........................    15,000     14,933,204
   Total .................................               24,925,626

Total Commercial Paper - 20.59%                         810,452,430

Commercial Paper (backed by irrevocable bank
 letter of credit) - 0.85%
 Nondepository Institutions
 Agway Financial Corp. (Rabobank Nederland),
   6.5%, 7-11-00 .........................    20,750     20,712,535
 ED&F Man Finance Inc. (Rabobank Nederland),
   6.58%, 7-24-00 ........................    12,705     12,651,589
   Total .................................               33,364,124

MUNICIPAL OBLIGATIONS
 California - 1.24%
 California Pollution Control Financing
   Authority, Environmental Improvement
   Revenue Bonds (Shell Martinez Refining
   Company Project), Series 1996 (Taxable),
   6.55%, 7-12-00 ........................    20,750     20,750,000
 Oakland-Alameda County Coliseum Authority, Lease
   Revenue Bonds (Oakland Arena Project),
   1996 Series A-2 Variable Rate Lease Revenue Bonds
   (Taxable), (Canadian Imperial Bank of Commerce),
   6.62%, 7-05-00 ........................    18,000     18,000,000
 Oakland-Alameda County Coliseum Authority, Lease
   Revenue Bonds (Oakland Coliseum Project),
   2000 Series D Variable Rate Lease Revenue Bonds
   (Taxable), (First Union National Bank),
   6.83%, 7-05-00 ........................    10,000     10,000,000
   Total .................................               48,750,000


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands          Value


SHORT-TERM SECURITIES (Continued)
MUNICIPAL OBLIGATIONS (Continued)
 Louisiana - 0.48%
 Gulf Coast Industrial Development Authority,
   Environmental Facilities Revenue Bonds
   (CITGO Petroleum Corporation Project), Taxable
   Series 1998 (Royal Bank of Canada),
   6.57%, 7-07-00 ........................   $10,000    $10,000,000
 Industrial Development Board of the Parish
   Of Calcasieu, Inc., Environmental Revenue
   Bonds (CITGO Petroleum Corporation Project),
   Series 1996 (Taxable), (Westdeutsche
   Landesbank Girozentrale):
   6.65%, 8-02-00 ........................     9,000      9,000,000
   Total .................................               19,000,000

Total Municipal Obligations - 1.72%                      67,750,000

TOTAL SHORT-TERM SECURITIES - 23.16%                   $911,566,554
 (Cost: $911,566,554)

TOTAL INVESTMENT SECURITIES - 98.76%                 $3,886,793,305
 (Cost: $2,172,104,533)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.24%        48,960,062

NET ASSETS - 100.00%                                 $3,935,753,367


Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(In Thousands)
Assets
  Investment securities --
     at value (Notes 1 and 3) .................   $3,886,793
  Cash  .......................................            2
  Receivables:
     Investment securities sold ...............      142,174
     Fund shares sold .........................       36,557
     Dividends and interest ...................          866
  Prepaid insurance premium  ..................           10
                                                  ----------
     Total assets .............................    4,066,402
                                                  ----------
Liabilities
  Payable for investment securities purchased        124,553
  Payable to Fund shareholders  ...............        4,627
  Accrued service fee (Note 2)  ...............          702
  Accrued transfer agency and
     dividend disbursing (Note 2) .............          502
  Accrued distribution fee (Note 2)  ..........          101
  Accrued management fee (Note 2)  ............           86
  Accrued accounting services fee (Note 2)  ...            8
  Accrued shareholder servicing -- Class Y (Note 2)        4
  Other  ......................................           66
                                                  ----------
     Total liabilities ........................      130,649
                                                  ----------
       Total net assets  ......................   $3,935,753
                                                  ==========

WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
STATEMENT OF ASSETS AND LIABILITIES                         (Continued)
JUNE 30, 2000
(In Thousands, Except for Per Share Amounts)

Net Assets
  $1.00 par value capital stock:
     Capital stock ............................   $  218,371
     Additional paid-in capital................    1,390,461
  Accumulated undistributed income (loss):
     Accumulated undistributed net
       investment loss  .......................       (9,907)
     Accumulated undistributed net realized
       gain on investment transactions ........      622,147
     Net unrealized appreciation of
       investments  ...........................    1,714,681
                                                  ----------
       Net assets applicable to outstanding
          units of capital ....................   $3,935,753
                                                  ==========
Net asset value per share
  (net assets divided by
  shares outstanding):
  Class A  ....................................       $18.02
  Class B  ....................................       $17.85
  Class C  ....................................       $17.87
  Class Y  ....................................       $18.25
Capital shares outstanding:
  Class A  ....................................      213,160
  Class B  ....................................        2,997
  Class C  ....................................          472
  Class Y  ....................................        1,742
Capital shares authorized .....................      510,000

                       See notes to financial statements.

WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 2000
(In Thousands)
Investment Loss
  Income (Note 1B):
     Interest and amortization ................      $13,140
     Dividends ................................        1,951
                                                    --------
       Total income  ..........................       15,091
                                                    --------
  Expenses (Note 2):
     Investment management fee ................       16,607
     Service fees:
       Class A  ...............................        4,635
       Class B  ...............................           48
       Class C  ...............................            8
     Transfer agency and dividend disbursing:
       Class A  ...............................        2,651
       Class B  ...............................          123
       Class C  ...............................           19
     Distribution fees:
       Class A  ...............................          334
       Class B  ...............................          146
       Class C  ...............................           25
     Accounting services fee ..................           50
     Custodian fees ...........................           47
     Shareholder servicing -- Class Y..........           26
     Legal fees ...............................           18
     Audit fees ...............................           10
     Other ....................................          251
                                                    --------
       Total expenses  ........................       24,998
                                                    --------
          Net investment loss .................       (9,907)
                                                    --------
Realized and Unrealized
  Gain (Loss) on Investments (Notes 1 and 3)
  Realized net gain on securities  ............      589,924
  Unrealized depreciation  ............in value
     of investments during the period..........     (686,571)
                                                    --------
     Net loss on investments ..................      (96,647)
                                                    --------
       Net decrease in net assets
          resulting from operations............    $(106,554)
                                                    ========


                       See notes to financial statements.

WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)
                                       For the sixFor the fiscal
                                      months ended  year ended
                                          June 30,December 31,
                                              2000        1999
                                      ------------------------
Increase in Net Assets
  Operations:
     Net investment loss ............   $   (9,907) $  (17,479)
     Realized net gain
       on investments  ..............      589,924     288,535
     Unrealized appreciation
       (depreciation)  ..............     (686,571)  1,604,183
                                        ----------  ----------
       Net increase (decrease) in net
          assets resulting from
          operations ................     (106,554)  1,875,239
                                        ----------  ----------
  Distributions to shareholders
     from realized net gains on
     investment transactions (Note 1E):*:
       Class A  .....................          ---    (280,167)
       Class B  .....................          ---        (988)
       Class C  .....................          ---        (171)
       Class Y  .....................          ---      (2,276)
                                        ----------  ----------
                                               ---    (283,602)
                                        ----------  ----------
  Capital share transactions (Note 5)      246,853     529,334
                                        ----------  ----------
     Total increase .................      140,299   2,210,971
Net Assets
  Beginning of period  ..............    3,795,454   1,674,483
                                        ----------  ----------
  End of period  ....................   $3,935,753  $3,795,454
                                        ==========  ==========
     Undistributed net
       investment loss  .............      $(9,901)       $---
                                            ======      ======

*See "Financial Highlights" on pages 77 - 80.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:*

                    For the
                        six
                     monthsFor the fiscal year ended December 31,
                      ended-----------------------------------------
                    6/30/00    1999   1998    1997   1996    1995
                  ---------   -----  -----   -----  -----   -----
Net asset value,
 beginning of period $18.43 $ 9.91   $6.71  $7.78   $7.63  $5.07
                      -----  -----    ----  -----   -----  -----
Income from investment
 operations:
 Net investment loss  (0.04) (0.09)  (0.03) (0.01)  (0.02) (0.00)
 Net realized and
   unrealized gain (loss) on
   investments .....  (0.37) 10.12    3.93   0.46    0.66   2.80
                      -----  -----    ----  -----   -----  -----
Total from investment
 operations  .......  (0.41) 10.03    3.90   0.45    0.64   2.80
                      -----  -----    ----  -----   -----  -----
Less distributions from
 capital gains  ....  (0.00) (1.51)  (0.70) (1.52)  (0.49) (0.24)
                      -----  -----    ----  -----   -----  -----
Net asset value,
 end of period  .... $18.02 $18.43   $9.91  $6.71   $7.78  $7.63
                     ====== ======   ===== ======  ====== ======
Total return** ..... -2.23% 102.93% 59.31%   7.22%  8.35%  55.37%
Net assets, end of
 period (in
 millions)  ........$3,842 $3,744  $1,668 $1,063    $981   $821
Ratio of expenses to
 average net assets   1.20%***1.16%  1.05%  1.02%   0.98%  0.93%
Ratio of net investment
 loss to average
 net assets  .......  -0.47%***-0.79%-0.37% -0.18% -0.33% -0.07%
Portfolio turnover
 rate  .............  30.01%  40.35% 55.70%  87.68% 33.90%  32.89%

  *Per-share amounts have been adjusted retroactively to reflect the 200% stock dividend effected June 26, 1998.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                   For the
                   For the          period
                       six            from
                    months         10/4/99*
                     ended         through
                   6/30/00         12/31/99
                  ---------        -------
Net asset value,
 beginning of period$18.37         $12.64
                     -----          -----
Income from investment
 operations:
 Net investment loss (0.13)         (0.04)
 Net realized and
   unrealized gain (loss)
   on investments .. (0.39)          7.28
                     -----          -----
Total from investment
 operations  ....... (0.52)          7.24
                     -----          -----
Less distributions from
 capital gains  .... (0.00)         (1.51)
                     -----          -----
Net asset value,
 end of period  ....$17.85         $18.37
                     =====          =====
Total return ....... -2.83%         58.62%
Net assets, end of
 period (in
 millions)  ........   $54            $17
Ratio of expenses to
 average net assets   2.47%**        2.64%**
Ratio of net investment
 loss to average
 net assets  ....... -1.59%**       -2.35%**
Portfolio turnover
 rate  ............. 30.01%         40.35%**

 *Commencement of operations.
**Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                   For the
                   For the          period
                       six            from
                    months         10/4/99*
                     ended         through
                   6/30/00         12/31/99
                  ---------        -------
Net asset value,
 beginning of period$18.38         $12.64
                     -----          -----
Income from investment
 operations:
 Net investment loss (0.14)         (0.04)
 Net realized and
   unrealized gain (loss)
   on investments .. (0.37)          7.29
                     -----          -----
Total from investment
 operations  ....... (0.51)          7.25
                     -----          -----
Less distributions from
 from capital gains  (0.00)         (1.51)
                     -----          -----
Net asset value,
 end of period  ....$17.87         $18.38
                     =====          =====
Total return ....... -2.78%         58.70%
Net assets, end of
 period (in
 millions)  ........    $8             $3
Ratio of expenses to
 average net assets   2.40%**        2.42%**
Ratio of net investment
 loss to average
 net assets  ....... -1.56%**       -2.19%**
Portfolio turnover
 rate  ............. 30.01%         40.35%**

 *Commencement of operations.
**Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:*

                   For the
                       six     For the fiscal year  For the
                    months      ended December 31,  period from
                     ended    --------------------  2/27/96** to
                   6/30/00     1999   1998    1997  12/31/96
                   -------    -----  -----   -----  ----------
Net asset value,
 beginning of period$18.65 $ 9.98   $6.74  $7.79   $8.02
                     -----   -----   ----   -----  -----
Income from investment
 operations:
 Net investment
   loss ............ (0.03)  (0.04) (0.01)  (0.00) (0.01)
 Net realized and
   unrealized gain (loss)
   on investments .. (0.37)  10.22   3.95    0.47   0.27
                     -----   -----   ----   -----  -----
Total from investment
 operations  ....... (0.40)  10.18   3.94    0.47   0.26
                     -----   -----   ----   -----  -----
Less distributions from
 capital gains  .... (0.00)  (1.51) (0.70)  (1.52) (0.49)
                     -----   -----   ----   -----  -----
Net asset value,
 end of period  ....$18.25  $18.65  $9.98   $6.74  $7.79
                     =====   =====   ====   =====  =====
Total return ....... -2.15% 103.72% 59.71%   7.43%  3.25%
Net assets, end of
 period (in
 millions)  ........   $32     $31     $6      $4     $3
Ratio of expenses to
 average net assets   0.98%***0.95%  0.79%  0.85%   0.80%***
Ratio of net investment
 loss to average
 net assets  ....... -0.26%***-0.59%-0.12%  -0.01% -0.12%***
Portfolio turnover
 rate  ............. 30.01%  40.35% 55.70%  87.68% 33.90%***

  *Per-share amounts have been adjusted retroactively to reflect the 200% stock dividend effected June 26, 1998.
 **Commencement of operations.
***Annualized.

                       See notes to financial statements.

WADDELL & REED ADVISORS FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000

NOTE 1 -- Significant Accounting Policies

     Waddell & Reed Advisors Funds, Inc. (the "Corporation"), formerly United Funds, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues four series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the Custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income (loss) and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and
     asked prices quoted by major dealers in such stocks.   Securities for which
     quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Corporation is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

     The Corporation pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by each Fund at the following annual rates:

                                                            Annual
Fund                     Net Asset Breakpoints              Rate
---------------------------------------------------------------------
Waddell & Reed Advisors Accumulative Fund
                         Up to $1 Billion                   .700%
                         Over $1 Billion up to $2 Billion   .650%
                         Over $2 Billion up to $3 Billion   .600%
                         Over $3 Billion                    .550%

Waddell & Reed Advisors Bond Fund
                         Up to $500 Million                 .525%
                         Over $500 Million up to $1 Billion .500%
                         Over $1 Billion up to $1.5 Billion .450%
                         Over $1.5 Billion                  .400%

Waddell & Reed Advisors Income Fund
                         Up to $1 Billion                   .700%
                         Over $1 Billion up to $2 Billion   .650%
                         Over $2 Billion up to $3 Billion   .600%
                         Over $3 Billion up to $6 Billion   .550%
                         Over $6 Billion                    .500%

Waddell & Reed Advisors Science and
  Technology Fund        Up to $1 Billion                   .850%
                         Over $1 Billion up to $2 Billion   .830%
                         Over $2 Billion up to $3 Billion   .800%
                         Over $3 Billion                    .760%

The Corporation accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Corporation and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Corporation's investment manager.

     The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of the Corporation. For these services, each of the four Funds pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee

                  Average
               Net Asset Level                Annual Fee
          (all dollars in millions)       Rate for Each Fund
          -------------------------       ------------------
          From $    0  to $   10               $      0
          From $   10  to $   25               $ 10,000
          From $   25  to $   50               $ 20,000
          From $   50  to $  100               $ 30,000
          From $  100  to $  200               $ 40,000
          From $  200  to $  350               $ 50,000
          From $  350  to $  550               $ 60,000
          From $  550  to $  750               $ 70,000
          From $  750  to $1,000               $ 85,000
               $1,000 and Over                 $100,000

     For Class A, Class B and Class C shares, the Corporation pays WARSCO a per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Corporation pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Corporation also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Corporation's shares, W&R receives gross sales commissions (which are not an expense of the Corporation) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B and Class C shares and is paid to W&R. During the period ended June 30, 2000, W&R received the following amounts in gross sales commissions and deferred sales charges.

                                                       CDSC
                                   Gross Sales    -----------------
                                   Commissions    Class B   Class C
     Waddell & Reed Advisors
       Accumulative Fund           $1,779,751    $ 1,614    $  478
     Waddell & Reed Advisors
       Bond Fund                      514,430      1,905       144
     Waddell & Reed Advisors
       Income Fund                  8,219,393     18,743     1,932
     Waddell & Reed Advisors Science
       and Technology Fund          8,253,468     18,379     8,222

       With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses. During the period ended June 30, 2000, W&R paid the following amounts: Waddell & Reed Advisors Accumulative Fund - $1,203,990; Waddell & Reed Advisors Bond Fund - $377,396; Waddell & Reed Advisors Income Fund - $5,500,004; and Waddell & Reed Advisors Science and Technology Fund - $5,716,651.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     Under the Distribution and Service Plan adopted by the Corporation for Class B shares and Class C shares, respectively, each Fund may pay Waddell & Reed, Inc. a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of a Fund's average annual net assets attributable to that class, paid monthly, to compensate Waddell & Reed, Inc. for its services in connection with the distribution of shares of that class and/or the service and/or maintenance of shareholder accounts of that class. The Class B Plan and the Class C Plan each permit Waddell & Reed, Inc. to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

     The Corporation paid Directors' fees of $238,726, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

     Investment securities transactions for the period ended June 30, 2000 are summarized as follows:

                                                                  Waddell &
                            Waddell &    Waddell &   Waddell &Reed Advisors
                        Reed AdvisorsReed AdvisorsReed Advisors Science and
                         Accumulative         Bond      Income   Technology
                                 Fund         Fund        Fund         Fund
                          ----------- ------------------------ ------------
Purchases of investment
 securities, excluding
 short-term and U.S.
 Government securities $4,534,685,349  $24,270,552$2,352,906,053$1,089,561,508
Purchases of U.S. Government
 obligations                      ---   42,523,477         ---          ---
Purchases of short-term
 securities             2,794,744,592  747,655,6242,519,168,7886,151,566,963
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities  4,469,649,621   20,164,0742,422,460,7231,679,962,010
Proceeds from maturities and
 sales of U.S. Government
 obligations                      ---   59,220,323  37,000,000          ---
Proceeds from maturities and sales
 of short-term securities2,951,874,213 744,476,8412,816,124,9515,390,099,967

     For Federal income tax purposes, cost of investments owned at June 30, 2000 and the related appreciation (depreciation) were as follows:

                                                                  Aggregate
                                                               Appreciation
                                 Cost AppreciationDepreciation (Depreciation)
                       -------------- --------------------------------------
Waddell & Reed Advisors
 Accumulative Fund     $2,274,292,903$ 185,691,117$(173,315,732)$12,375,385
Waddell & Reed Advisors
 Bond Fund                501,981,571    4,237,624(14,014,508)   (9,776,884)
Waddell & Reed Advisors
 Income Fund            5,783,381,1453,506,183,371(299,756,604)3,206,426,767
Waddell & Reed Advisors
 Science and Technology Fund2,172,105,0481,736,915,369(22,227,112)1,714,688,257

NOTE 4 -- Federal Income Tax Matters

     The Corporation's income and expenses attributed to each Fund and the gains and losses on security transactions of each Fund have been attributed to that Fund for Federal income tax purposes as well as for accounting purposes. For Federal income tax purposes, Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Income Fund and Waddell & Reed Advisors Science and Technology Fund realized capital gain net income of $268,545,845, $836,278,477 and $271,055,351, respectively, during the year ended December 31, 1999, a portion of which was paid to shareholders during the period ended December 31, 1999. Remaining capital gain net income will be distributed to each Fund's shareholders. For Federal income tax purposes, Waddell & Reed Advisors Bond Fund realized capital gain net income of $159,085 during the year ended December 31, 1999, which included the effect of certain losses deferred into the next fiscal year (see discussion below). This capital gain net income was entirely offset by utilization of capital loss carryovers. Remaining capital loss carryovers of Waddell & Reed Advisors Bond Fund aggregated $18,314,931 as of December 31, 1999, and are available to offset future realized capital gain net income for Federal income tax purposes but, if not utilized, will expire as follows: $18,234,028 at December 31, 2002 and $80,903 at December 31, 2003.

     Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 1999 through December 31, 1999, Waddell & Reed Advisors Bond Fund incurred net capital losses of $655,692, which have been deferred to the fiscal year ending December 31, 2000.

NOTE 5 -- Multiclass Operations

     Each Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock for the period ended June 30, 2000 are summarized below. Amounts are in thousands.

                                                                  Waddell &
                          Waddell &     Waddell &     Waddell &Reed Advisors
                      Reed Advisors Reed Advisors Reed Advisors Science and
                       Accumulative          Bond        Income  Technology
                               Fund          Fund          Fund        Fund
                        -----------  ------------  ------------------------
Shares issued from sale
 of shares:
 Class A  ............       11,959        65,838        48,425      64,333
 Class B .............                        864           610       4,097
   2,154
 Class C .............                        144           141       1,012
   383
 Class Y  ............           63            91         2,476         878
Shares issued from
 reinvestment of dividends:
 Class A  ............          252         2,150           698         ---
 Class B .............                        ---            14         ---
   ---
 Class C .............                        ---             2         ---
   ---
 Class Y  ............            1            12            49         ---
Shares redeemed:
 Class A  ............      (17,423)      (70,409)      (90,741)    (54,290)
 Class B .............                        (24)          (49)       (280)
   (100)
 Class C .............                         (6)          (26)        (44)
   (66)
 Class Y  ............          (56)          (92)      (12,827)       (801)
                         ----------   -----------    ----------  ----------
Increase (decrease) in
 outstanding capital
 shares  .............       (4,226)       (1,718)      (47,135)     12,491
                         ==========   ===========    ==========  ==========
Value issued from sale
 of shares:
 Class A  ............     $115,566      $391,943      $417,928  $1,235,067
 Class B .............        8,327         3,627        35,425      41,889
 Class C .............        1,389           836         8,762       7,493
 Class Y  ............          609           544        21,614      17,482
Value issued from
 reinvestment of dividends:
 Class A  ............        2,493        12,770         6,250         ---
 Class B .............          ---            83           ---         ---
 Class C .............          ---            14           ---         ---
 Class Y  ............           11            72           439         ---
Value redeemed:
 Class A  ............     (168,489)     (419,015)     (774,638) (1,036,580)
 Class B .............         (231)         (295)       (2,413)     (1,880)
 Class C .............          (59)         (155)         (380)     (1,285)
 Class Y  ............         (540)         (547)     (109,198)    (15,333)
                           --------      --------     ---------    --------
Increase (decrease) in
 outstanding capital       $(40,924)     $(10,123)    $(396,211)   $246,853
                           ========      ========     =========    ========

     Transactions in capital stock for the period ended December 31, 1999 are summarized below. Amounts are in thousands.
                                                                   Waddell &
                          Waddell &     Waddell &     Waddell &Reed Advisors
                      Reed Advisors Reed Advisors Reed Advisors Science and
                       Accumulative          Bond        Income  Technology
                               Fund          Fund          Fund        Fund
                        -----------  ------------  ------------------------
Shares issued from sale
 of shares:
 Class A  ............       20,270        74,231        95,818      70,704
 Class B .............          275           333         1,568         888
 Class C .............           34            62           162         145
 Class Y  ............          304           357         6,515       1,484
Shares issued from
 reinvestment of dividends and/or
 capital gains distribution:
 Class A  ............       28,019         4,402        67,006      16,066
 Class B .............           26             1            77          60
 Class C .............            4           ---*            8          10
 Class Y  ............           65            23         2,656          94
Shares redeemed:
 Class A  ............      (27,719)      (80,926)     (146,624)    (52,059)
 Class B .............          (13)          (45)          (34)         (4)
 Class C .............         (---)*         (14)           (1)         (1)
 Class Y  ............         (291)         (917)      (27,430)       (504)
                             ------        ------       -------      ------
Increase (decrease) in
 outstanding capital
 shares  .............       20,974        (2,493)        (279)      36,883
                             ======        ======       =======      ======
Value issued from sale
 of shares:
 Class A  ............     $176,177      $455,677    $  746,043    $884,275
 Class B .............        2,464         2,000        12,526      13,812
 Class C .............          309           372         1,289       2,282
 Class Y  ............        2,560         2,207        50,345      18,437
Value issued from
 reinvestment of dividends and/or
 capital gains distribution:
 Class A  ............      236,622        27,368       524,162     266,218
 Class B .............          223             9           606         988
 Class C .............           34             1            66         171
 Class Y  ............          550           141        20,760       1,577
Value redeemed:
 Class A  ............     (245,823)     (496,408)   (1,151,669)   (652,677)
 Class B .............         (122)         (266)         (277)        (72)
 Class C .............         (---)*         (81)           (8)        (10)
 Class Y  ............       (2,467)       (5,808)     (215,601)     (5,667)
                           --------      --------     ---------    --------
Increase (decrease) in
 outstanding capital       $170,527      $(14,788)    $ (11,758)   $529,334
                           ========      ========     =========    ========
     *Not shown due to rounding.

Note 6 -- Securities Loaned

     On June 30, 2000 there were no securities outstanding on loan. If securities were on loan, however, the aggregate amount of such loans must be secured by 100% of the market value of the securities loaned. The Fund derives income from its securities lending activities. These arrangements may be terminated by the borrower or the Fund upon proper notice. In the event the borrower fails to deliver the securities within five business days, the Fund has the right to use the collateral to purchase similar or other securities. During the period ended June 30, 2000, the Fund derived approximately $49,750 of income, net of related expenses, from its security lending activity.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Funds, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Bond Fund, Waddell & Reed Advisors Income Fund, and Waddell & Reed Advisors Science and Technology Fund (collectively the "Funds") comprising Waddell & Reed Advisors Funds, Inc. (formerly United Funds, Inc.) as of June 30, 2000, and the related statements of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and fiscal year ended December 31, 1999, and the financial highlights for the six-month period ended June 30, 2000 and for each of the five fiscal years in the period ended December 31, 1999. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective Funds comprising Waddell & Reed Advisors Funds, Inc. as of June 30, 2000, the results of their operations for the six-month period then ended, the changes in their net assets for the six-month period then ended and fiscal year ended December 31, 1999 and the financial highlights for the six-month period June 30, 2000 and for each of the five fiscal years in the period ended December 31, 1999 in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
August 4, 2000

To all traditional IRA Planholders:
As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.


DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin


OFFICERS
Robert L. Hechler, President
James C. Cusser, Vice President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Antonio Intagliata, Vice President
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
James D. Wineland, Vice President

THE WADDELL & REED ADVISORS GROUP OF MUTUAL FUNDS

-------------------------------------------------------------------

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors High Income Fund II, Inc.
Waddell & Reed Advisors Income Fund
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.









------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355



Our INTERNET address is:
  http://www.waddell.com


NUR1000SA(6-00)